MFS MUNICIPAL INCOME TRUST

STATEMENT ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF REMARKETABLE VARIABLE RATE MUNIFUND TERM PREFERRED SHARES

JPM MFS - Statement of Preferences (with Remarketing Feature) 4824-5403-1332

Table of Contents

MFS MUNICIPAL INCOME TRUST

STATEMENT ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF REMARKETABLE VARIABLE RATE MUNIFUND TERM PREFERRED SHARES,

DATED AS OF July 20, 2021

MFS Municipal Income Trust (the “Fund”), a Massachusetts business trust, certifies that:

RECITALS

FIRST: The Fund is authorized under Article III, Section 1 of the Fund’s Agreement and Declaration of Trust, as amended (which, as hereafter restated or amended from time to time, is herein called the “Declaration”), to authorize for issuance shares of the Trust in one or more classes and series, with such preferences, powers, restrictions, limitations or qualifications as determined by the Board of Trustees and as set forth in the resolution or resolutions providing for the issuance of such shares.

SECOND: Pursuant to the authority expressly vested in the Board of Trustees of the  Fund by [Article III, Section 1] of the Declaration, the Board of Trustees has, by resolution, authorized the issuance of Preferred Shares, $0.01 par value per share, of the Fund, such shares to be classified as Remarketable Variable Rate MuniFund Term Preferred Shares (“RVMTP”), and such RVMTP to be issued in one or more series (each such series, a “Series”). The terms related to a Series may be set forth in this Statement through an Appendix (as defined below) attached hereto or in a separate Statement.

THIRD: The number of shares, preferences, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of each Series of RVMTP subject to this Statement, as now or hereafter authorized by the Board of Trustees, are set forth in this Statement, as modified, amended or supplemented from time to time in an appendix to this Statement (each, an “Appendix” and collectively, the “Appendices”) specifically relating to such Series as now or hereafter authorized by the Board of Trustees (each such Series being referred to herein as a “Series of RVMTP Shares,” “RVMTP Shares of a Series” or a “Series”, and shares of all such Series subject to this Statement being referred to herein individually, as an “RVMTP Share” and collectively, as the “RVMTP Shares”).

DEFINITIONS

1.1.            Definitions. Unless the context or use indicates another or different meaning or intent and except with respect to any Series as specifically provided in the Appendix applicable to such Series, each of the following terms when used in this Statement shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:

“1940 Act” means the Investment Company Act of 1940, as amended, or any successor statute, and the rules and regulations thereunder, including any exemptions or interpretations of the SEC or its staff thereunder.

“1940 Act Asset Coverage” means “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act as in effect on the date hereof, with respect to all outstanding senior securities of the Fund which are stock for purposes of the 1940 Act, including all outstanding RVMTP Shares (as that term is defined in the 1940 Act as of the date hereof or, in the event such definition shall be amended, with such changes to the definition thereof as a result of any amendment after the date hereof, provided that, with respect to any changes to the definition thereof related to the implementation of Rule 18f-4 of the 1940 Act, such definitional changes will be deemed to be effective for the purposes of this Agreement at such time as the Fund elects, or is otherwise required, to begin compliance with Rule 18f-4), determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.]

“1940 Act Asset Coverage Cure Date” means, with respect to the failure by the Fund to maintain 1940 Act Asset Coverage of at least the Minimum Asset Coverage Level as of the close of business on a Business Day (as required by Section 2.4(a) hereof), the date that is thirty (30) calendar days following such Business Day.

“Additional Amount Payment” means a distribution to a Holder of RVMTP Shares of an amount which, when combined with the amount of the portion of any dividend to which a Taxable Allocation relates, and after imposition of U.S. federal income tax, taking into account the assumptions in the immediately following sentence, equals the after tax dollar amount of the dividend that would have been received by such Holder if no Taxable Allocation had been made with respect to such dividend. Such Additional Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Holder is subject to the U.S. federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Taxable Allocation and each Additional Amount Payment (except to the extent such Additional Amount Payment is reported as an exempt- interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable, (x) in the case of the  Purchaser (or (1) any  entity  taxed  as a corporation  that  (i) joins in filing a consolidated

U.S. federal corporate income tax return with the Purchaser, or (ii) is otherwise an affiliate of the Purchaser and is taxed as a corporation (excluding any such entity that is taxed as a regulated investment company under Subchapter M of the Code), or (2) any entity that is a direct or indirect wholly-owned subsidiary of one or more of the entities described in clause (1)) at the maximum marginal regular U.S. federal corporate income tax rate applicable to ordinary income or net capital gain, as applicable, in effect at the time such Additional Amount Payment is paid, disregarding in each case the effect of any state or local taxes, or (y) in the case of any other Holder (including for the avoidance of doubt, any tender option bond trust (or similar vehicle or arrangement)) at the greater of (A) the rate expressed in clause (x), or (B) the maximum marginal regular U.S. federal individual income tax rate applicable to ordinary income or net capital gain, as applicable, in effect at the time such Additional Amount Payment is paid, disregarding in each case the effect of any state or local taxes and assuming that section 1411 of the Code is applicable.

“Adviser” means Massachusetts Financial Services Company, or such other entity as shall be then serving as the investment adviser of the Fund, and shall include, as appropriate, any sub-adviser duly appointed by the Adviser.

“Agent Member” means a Person with an account at the Securities Depository that holds one or more RVMTP Shares through the Securities Depository, directly or indirectly, for a Designated Owner and that will be authorized and instructed, directly or indirectly, by a Designated Owner to disclose information to the Remarketing Settlement Agent, if any, and the Tender and Paying Agent with respect to such Designated Owner.

“Appendices” and “Appendix” shall have the respective meanings as set forth in the Recitals of this Statement.

“Applicable Spread” means, with respect to any Series, the Applicable Spread for such Series set forth in the Appendix for such Series.

“Banks” shall have the meaning as set forth in Section 2.19(a).

“Below Investment Grade” means any obligation, the highest rating for which from any of Moody’s, S&P and Fitch is:

(a)                                                 lower than Baa3 (or unrated or with rating withdrawn), in the case of Moody’s,

(b)                                                 lower than BBB- (or unrated or with rating withdrawn), in the case of S&P, and

(c)                                                 lower than BBB- (or unrated or with rating withdrawn), in the case of Fitch.

“Board of Trustees” means the Board of Trustees of the Fund or any duly authorized committee thereof.

“Business Day” means any day (a) other than a day on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close and (b) on which the New York Stock Exchange is not closed.

“By-Laws” means the By-Laws of the Fund, as amended or restated from time to time.

“Closed-End Funds” shall have the meaning as set forth in Section 2.19(a).

“Closing Date” means, with respect to any Series, the Closing Date for such Series set forth in the Appendix for such Series.

“Code” means the Internal Revenue Code of 1986, as amended, or any successor statute.

“Common Shares” means the common shares of beneficial interest, par value

$0.01 per share, of the Fund.

“Conditional  Acceptance”  shall   have   the   meaning   as   set   forth   in  Section 2.6(a)(ii)(B).

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Fund as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub- custodian duly appointed by the Custodian.

“Custodian Agreement” means any Custodian Agreement by and between the Custodian and the Fund.

“Date of Original Issue” means, with respect to any Series, the date specified as the Date of Original Issue for such Series in the Appendix for such Series.

“Declaration” shall have the meaning as set forth in the Recitals of this Statement. “Default” shall mean a Dividend Default or a Redemption Default.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1)                           cash or any cash equivalent;

(2)                           any U.S. Government Obligation;

(3)                           any Municipal Security that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to Municipal Securities with substantially similar terms as of the date of this Statement (or such rating’s future equivalent), including (A) any such Municipal Security that has been pre-refunded by the issuer thereof with the proceeds of such refunding having been irrevocably deposited in trust or escrow for the repayment thereof and (B) any such fixed or variable rate Municipal Security that qualifies as an eligible security under Rule 2a-7 under the 1940 Act;

(4)                           any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, including without limitation, MFS Institutional Money Market Portfolio, or any similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act; or

(5)                           any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of similar banks or other financial institutions as of the date of this Statement (or such rating’s future equivalent).

“Designated Owner” means a Person in whose name RVMTP Shares of any Series are recorded as beneficial owner of such RVMTP Shares by the Securities Depository, an Agent Member or other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be.

“Designated Owner Term Extension Request” shall have the meaning as set forth in Section 2.6(a)(ii)(A).

“Discounted Value” means, with respect to any asset held by the Fund as of any date, the quotient of the Market Value of such asset divided by the applicable discount factor set forth in the applicable Rating Agency Guidelines (using the discount factors applicable to the rating assigned as of such date to the RVMTP Shares by the applicable Rating Agency), as adjusted to take account of any diversification requirements in the applicable Rating Agency Guidelines.

“Dividend Default” shall have the meaning as set forth in Section 2.2(g)(i)(A).

“Dividend Payment Date” means, with respect to any Series, the first Business Day of each calendar month that any shares of such Series are Outstanding; provided, however, that with respect to any Series for which the first Dividend Period, as specified in the Appendix relating to such Series, is longer than one (1) month, the first Dividend Payment Date for such Series shall be the first Business Day of the calendar month immediately following the end of such Dividend Period.

“Dividend Period” means, with respect to any Series, the Dividend Period for such Series set forth in the Appendix for such Series.

“Dividend Rate” means, with respect to any Rate Period for a Series of RVMTP Shares and subject to the adjustment described in Section 2.11(a), the sum of the Index Rate for such Rate Period plus the Applicable Spread for such Rate Period plus the Failed Remarketing Spread, if any; provided, however, that with respect to any Increased Rate Period (or any portion of a Rate Period to which the Increased Rate otherwise applies), the Dividend Rate shall mean the Increased Rate for such Increased Rate Period (or such portion of a Rate Period); and provided further that the Dividend Rate (exclusive of any Additional Amount Payment) for any Rate Period (or portion thereof) shall in no event exceed the Maximum Rate.

“Early Term Redemption Date” means, with respect to any Series, the date specified as the Early Term Redemption Date (if any) in the Appendix for such Series.

“Early Term Redemption Price” means with respect to any Series, the price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on such RVMTP Shares accumulated from and including the Date of Original Issue of such Series of RVMTP Shares to (but excluding) the Early Term Redemption Date with respect to such Series of RVMTP Shares (whether or not earned or declared by the Fund, but excluding interest thereon).

“Effective Leverage Ratio” shall have the meaning as set forth in Section 2.4(d). “Effective Leverage Ratio Cure Date” shall have the meaning as set forth in

Section 2.6(b)(ii)(A).

“Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Tender and Paying Agent and the Custodian, shall be sent by such means to each of its representatives set forth in the Tender and Paying Agent Agreement and the Custodian Agreement, respectively.

“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended, or any successor statute, and the rules and regulations thereunder, including any exemptions or interpretations of the SEC or its staff thereunder.

“Failed Remarketing” shall have the meaning set forth in Section 2.5(c)(i). “Failed Remarketing Spread” means (i) for so long as two or more Failed

Remarketings have not occurred, 0.50%, and (ii) following the second occurrence of a Failed Remarketing, 0.50% multiplied by the number of Failed Remarketings that have occurred after the first Failed Remarketing.

“Fitch” means Fitch Ratings, a part of the Fitch Group, or any successor or successors thereto.

“Fund” shall have the meaning as set forth in the Preamble to this Statement.

“Holder” means, with respect to the RVMTP Shares of any Series or any other security issued by the Fund, a Person in whose name such security is registered in the registration books of the Fund maintained by the Tender and Paying Agent or otherwise.

“Holder Term Extension Request” shall have the meaning as  set  forth  in  Section 2.6(a)(iii).

“Increased Rate” means, with respect to any Series, the Increased Rate for such Series set forth in the Appendix for such Series.

“Increased Rate Period” shall have the meaning as set forth in Section 2.2(g)(i). “Index Rate” means, with respect to any Series, the Index Rate for such Series set forth in the Appendix for such Series.

“Initial Rate Period” means, with respect to the RVMTP Shares of any Series, the period commencing on and including the Date of Original Issue thereof and ending on, and including, the next succeeding calendar day that is a Wednesday (or if such Wednesday is not a Business Day, the next succeeding Business Day).

“Initial Spread Period” means, with respect to any Series, the Initial Spread Period for such Series set forth in the Appendix for such Series.

“Liquidation Preference” means, with respect to any Series, the amount specified as the liquidation preference per share for that Series in the Appendix for such Series.

“Liquidity Account Initial Date” means, with respect to any Series, the date designated as the Liquidity Account Initial Date in the Appendix for such Series.

“Liquidity Account Investments” means Deposit Securities or any other security or investment owned by the Fund that is rated not less than A3 by Moody’s, A- by S&P, A- by Fitch or an equivalent rating by any other NRSRO (or any such rating’s future equivalent) or if not rated, determined by the Adviser to be of comparable quality.

“Liquidity Requirement” shall have the meaning as set forth in Section 2.12(b). “Lock-Out Date” means, with respect to any Series, the Lock-Out Date for such

Series set forth in the Appendix for such Series.

“Mandatory 1940 Act Asset Coverage Redemption Price” shall have the meaning as set forth in Section 2.6(b)(i)(A).

“Mandatory Tender” means, in connection with a Remarketing, the required tender of all RVMTP Shares of a particular Series (except to the extent affirmatively retained by any applicable Holder of RVMTP Shares of such Series pursuant to Section 2.5(a)(iv)) to the Remarketing Settlement Agent for purchase on the applicable Mandatory Tender Date.

“Mandatory  Tender  Date”  shall  have  the   meaning   as   set   forth   in   Section 2.5(a)(iii)(C).

“Mandatory  Tender  Event”  shall  have  the   meaning   as   set   forth   in Section 2.5(a)(i)(C).

“Mandatory Tender Redemption Date” shall have the meaning as set forth in Section 2.6(a)(iv).

“Mandatory Tender Redemption Price” shall have the meaning as set forth in Section 2.6(a)(iv).

“Market Value” of any asset of the Fund means for securities for which market quotations are readily available, the market value thereof determined on the basis of official closing prices or the last reported sales prices on the valuation date, or if no sales are reported on the valuation date, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources. Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to the Fund’s valuation policies and procedures approved from time to time by the Board of Trustees for the purpose of determining the net asset value of the Common Shares, which procedures may include the use of pricing services broadly recognized in the tax-exempt market; provided that, if JPMorgan Chase Bank,

N.A. holds more than 50% of the number of Outstanding RVMTP Shares, the Fund will provide notice of such other third-party pricing service to JPMorgan Chase Bank, N.A. The pricing service initially designated by the Board of Trustees will be ICE Data Services. Market Value of any asset shall include any interest accrued thereon.

“Maximum Rate” means 15% per annum.

“MFS Person” means the Adviser or any affiliated person  (as  defined  in  Section 2(a)(3) of the 1940 Act) of the Adviser (other than the Fund, in the case of a redemption or purchase of the RVMTP Shares which are to be cancelled within ten (10) calendar days of purchase by the Fund).

“Minimum Asset Coverage Level” means, with respect to any Series, the Minimum Asset Coverage Level for such Series set forth in the Appendix for such Series.

“Moody’s” means Moody’s Investors Service, Inc. and any successor or successors thereto.

“Municipal Securities” means obligations (whether documented as securities or as loans) of a State, the District of Columbia, a U.S. territory or possession (including, without limitation, Puerto Rico, Guam and the U.S. Virgin Islands), or a political subdivision thereof and including general obligations, limited obligation bonds, revenue bonds, and obligations that satisfy the requirements of section 142(b)(1) of the Internal Revenue Code of 1986 issued by or on behalf of any State, the District of Columbia, any U.S. territory or any political subdivision thereof, including any municipal corporate instrumentality of 1 or more States, or any public agency or authority of any State, the District of Columbia, any U.S. territory or any political subdivision thereof.

“No Adverse Effect Opinion” means an opinion of nationally recognized counsel to the effect that the requested action, if undertaken, will not have an adverse effect on any of the opinions of counsel delivered in connection with the issuance of the RVMTP Shares.

“Notice  of  Mandatory  Tender”  shall  have  the   meaning   set   forth   in Section 2.5(a)(ii).

“Notice of Redemption” shall have the meaning as set forth in Section 2.6(e)(i). “Notice of Special Terms Period” shall have the meaning as set forth in Section

2.2(h)(iii).

“Notice of Taxable Allocation” shall have the meaning as set forth in

Section 2.11(a).

“NRSRO” means (a) each of Fitch, Moody’s and S&P so long as such Person is a nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act and (b) any other nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund.

“Optional  Redemption  Date”  shall  have  the  meaning  as  set  forth  in   Section 2.6(c)(i).

“Optional Redemption Premium” means, with respect to any Series, the premium, if any, payable by the Fund upon the redemption of RVMTP Shares of such Series at the option of the Fund, as set forth in the Appendix for such Series.

“Optional  Redemption  Price”  shall  have  the  meaning  as  set  forth  in   Section 2.6(c)(i).

“Other Rating Agency” means, at any time, each Rating Agency, if any, other than Fitch, S&P, or Moody’s then providing a rating for the RVMTP Shares pursuant to the request of the Fund and with the consent of the Holders of a majority of the RVMTP Shares, which shall not be unreasonably withheld by such Holders.

“Other Rating Agency Eligible Assets” means assets of the Fund set forth in the Rating Agency Guidelines of an Other Rating Agency, if any, as eligible for inclusion in calculating the Discounted Value of the Fund’s assets in connection with the rating provided by such Other Rating Agency with respect to any Series of RVMTP Shares.

“Outstanding” means, as of any date with respect to RVMTP Shares of any Series, the number of RVMTP Shares of such Series theretofore issued by the Fund except (without duplication):

(a)    any RVMTP Shares of such Series theretofore exchanged, cancelled, retired or redeemed or delivered to the Tender and Paying Agent for cancellation or redemption in accordance with the terms hereof;

(b)    any RVMTP Shares of such Series as to which the Fund shall have given a Notice of Redemption and irrevocably deposited with the Tender and Paying Agent Deposit Securities with an aggregate Market Value sufficient to redeem such shares in accordance with the applicable subsection of Section 2.6 hereof; and

(c)    any RVMTP Shares of such Series as to which the Fund is the Holder or the Designated Owner.

“Person” means and includes an individual, a partnership, a trust, a corporation, a limited liability company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Shares” means the authorized preferred shares of beneficial interest of the Fund, including RVMTP Shares of each Series, shares of any other series of preferred shares of beneficial interest now or hereafter issued by the Fund, and any other shares of beneficial interest hereafter authorized and issued by the Fund of a class having priority over another class as to distribution of assets or payments of dividends.

"Pro Rata Allocation" shall have the meaning set forth in Section 2.6(b)(i)(A). “Purchase Agreement” means (i) with respect to the initial Series of RVMTP

Shares issued pursuant to this Statement, the Purchase Agreement to be dated as of July 20, 2021 between the Fund and the Purchaser and (ii) with respect to any subsequent Series of RVMTP Shares issued pursuant to this Statement, the purchase agreement or other similar agreement for the RVMTP Shares of such Series (if any) specified in the Appendix for such Series.

“Purchaser” means JPMorgan Chase Bank, N.A.

“Rate Determination Date” means, with respect to the Initial Rate Period for any Series of RVMTP Shares, the calendar day immediately preceding the Date of Original Issue of such Series and, with respect to any Subsequent Rate Period for any Series of RVMTP Shares, the last calendar day of the immediately preceding Rate Period for such Series, or, if in either case, such calendar day is not a Business Day, the next succeeding Business Day; provided, however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination Date to a Business Day.

“Rate Period” means, with respect to any Series of RVMTP Shares, the Initial Rate Period and any Subsequent Rate Period of the RVMTP Shares of such Series.

“Rate Period Termination Date” means, with respect to any Series, the Rate Period Termination Date for such Series set forth in the Appendix for such Series.

“Rating Agency” means, as of any date and in respect of a Series of RVMTP Shares, (i) any of Fitch, Moody’s, or S&P, to the extent it maintains a rating on the RVMTP Shares of such Series on such date and has not been replaced as a Rating Agency in accordance with Section 2.8 and (ii) any Other Rating Agency designated as a Rating Agency on such date in accordance with Section 2.8. In the event that at any time any Rating Agency (A) ceases to be a Rating Agency for purposes of any Series of RVMTP Shares and such Rating Agency has been replaced by an Other Rating Agency in accordance with Section 2.8, any references to any credit rating of the replaced Rating Agency in this Statement or any Appendix shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Other Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Other Rating Agency published credit ratings for such Series of RVMTP Shares or (B) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in this Statement or any Appendix shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of any Series of RVMTP Shares is terminated in accordance with Section 2.8, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of this Statement or the Appendix for such Series, shall be disregarded, and only the ratings of the then-designated Rating Agencies for such Series shall be taken into account for purposes of this Statement and such Appendix, provided that, for purposes of determining the Dividend Rate applicable to a Rate Period, any designation of a Rating Agency after the Rate Determination Date for such Rate Period will take effect on or as of the next succeeding Rate Determination Date.

“Rating Agency Certificate” shall have the meaning set forth in Section 2.4(f). “Rating Agency Guidelines” means the guidelines of any Rating Agency, as they may be amended or modified from time to time, compliance with which is required to cause such

Rating Agency to continue to issue a rating with respect to a Series of RVMTP Shares for so long as such Series is Outstanding.

“Rating    Agency    Withdrawal”    shall     have    the    meaning    set    forth    in Section 2.2(g)(i)(C).

“Ratings Event” shall have the meaning set forth in Section 2.2(g)(i). “Redemption                         Date”    means    with    respect    to    a    redemption    pursuant    to

Section 2.6(a)(i), (b) or (c), the date fixed for redemption as stated in the Notice of Redemption with respect to such redemption.

“Redemption Default” shall have the meaning as set forth in Section 2.2(g)(i)(B). “Redemption Price” shall mean the Term Redemption Price, the Mandatory 1940

Act Asset Coverage Redemption Price, the Mandatory Tender Redemption Price, or the Optional Redemption Price, as applicable.

“Registration Rights Agreement” means (i) with respect to the initial Series of RVMTP Shares issued pursuant to this Statement, the Registration Rights Agreement to be dated as of July 20, 2021 between the Fund and the Purchaser and (ii) with respect to any subsequent Series of RVMTP Shares issued pursuant to this Statement, the registration rights agreement or other similar agreement for the RVMTP Shares of such Series (if any) specified in the Appendix for such Series.

“Remarketing” means the offering of RVMTP Shares for resale as described in Section 2.5(b). RVMTP Shares that are remarketed in connection with a Remarketing are described as having been “Remarketed”.

“Remarketing Purchase Price” means, with respect to the RVMTP Shares subject to a Remarketing, a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on such RVMTP Shares accumulated from and including the Date of Original Issue of such RVMTP Shares to (but excluding) the Mandatory Tender Date for such RVMTP Shares (whether or not earned or declared by the Fund, but excluding interest thereon).

“Remarketing Settlement Agent” means the entity appointed as such by the Fund with respect to a Remarketing of any Series of the RVMTP Shares and any additional or successor entities appointed by the Fund pursuant to a Remarketing Settlement Agent Agreement with the Fund.

“Remarketing Settlement Agent Agreement” means the Remarketing Settlement Agent Agreement, if any, with respect to the RVMTP Shares, between the Fund and the Remarketing Settlement Agent and any other party thereto, as amended, modified or supplemented from time to time, or any similar agreement with a successor Remarketing Settlement Agent.

“RVMTP” shall have the meaning as set forth in the Recitals of this Statement. “RVMTP Shares” shall have the meaning as set forth in the Recitals of this

Statement.

this Statement.

“RVMTP Shares of a Series” shall have the meaning as set forth in the Recitals of

“SEC” means the U.S. Securities and Exchange Commission.

“Securities Act” means the U.S. Securities Act of 1933, as amended, or any successor statute, and the rules and regulations thereunder, including any exemptions or interpretations of the SEC or its staff thereunder.

“Securities Depository” shall mean The Depository Trust Company and its successors and assigns or any other securities depository selected by the Fund that agrees to follow the procedures required to be followed by such securities depository as set forth in this Statement with respect to the RVMTP Shares.

“Series” and “Series of RVMTP Shares” shall have the meanings as set forth in the Recitals of this Statement.

“SIFMA Municipal Swap Index” means the Securities Industry and Financial Markets Association Municipal Swap Index, or such other weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes produced by Bloomberg L.P. or its successor, or as otherwise designated by the Securities Industry and Financial Markets Association; provided, however, that if such index is no longer produced by Bloomberg L.P. or its successor, then SIFMA Municipal Swap Index shall mean (i) the S&P Municipal Bond 7 Day High Grade Rate Index produced by S&P Financial Services LLC or its successors or (ii) if the S&P Municipal Bond 7 Day High Grade Rate Index is no longer produced, such other reasonably comparable index selected in good faith by the Board of Trustees of the Fund and consented to in writing by Holders of greater than 50% of RVMTP Shares.

“Special Terms Period” shall have the meaning as set forth in Section 2.2(h)(i). “Spread Adjustment” means, with respect to any Series, the Spread Adjustment for such Series set forth in the Appendix for such Series.

“S&P” means Standard & Poor’s Ratings Services, a Standard & Poor’s Financial Services LLC business, and any successor or successors thereto.

“Statement” means this Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares, initially dated as of July 20, 2021, as it may be amended from time to time in accordance with its terms.

“Subsequent Rate Period” means, with respect to any Series of RVMTP Shares, the period consisting of seven (7) calendar days, but adjusted in each case to reflect any changes when the regular calendar day that is a Rate Determination Date is not a Business Day, from, and including, the first calendar day following the Initial Rate Period of such Series to, and including, the next Rate Determination Date for such Series and any period thereafter from, and including, the first calendar day following a Rate Determination Date for shares of such Series to, and including, the next succeeding Rate Determination Date for shares of such Series.

“Subsequent Spread Period” means, with respect to any Series, the Subsequent Spread Period for such Series set forth in the Appendix for such Series.

“Supplemental Spread” means, with respect to any Series, the Supplemental Spread for such Series set forth in the Appendix for such Series.

“Tax Event” shall have the meaning as set forth in Section 2.2(g)(i)(E).

“Taxable Allocation” means, with respect to any Series, the characterization of all or a portion of any dividend for U.S. federal income tax purposes paid in respect of such Series as net capital gains or other income taxable for regular U.S. federal individual income tax purposes.

“Tender and Paying Agent” means, with respect to any Series, The Bank of New York Mellon and its successors or any other Tender and Paying Agent appointed by the Fund with respect to such Series.

“Tender and Paying Agent Agreement” means, with respect to any Series, the Tender and Paying Agent Agreement dated July 20, 2021 by and among the Tender and Paying Agent, the Fund and certain other Persons, and as the same may be amended, restated or modified from time to time, or any similar agreement between the Fund and any other Tender and Paying Agent appointed by the Fund.

“Term  Redemption  Amount”  shall  have  the  meaning  as  set  forth  in   Section 2.12(a).

“Term Redemption Date” means, with respect to any Series, the date specified as the Term Redemption Date in the Appendix for such Series, as such date may be extended in accordance with Section 2.6(a) or as may otherwise be agreed in writing by the Fund and the Holders of 100% of the Outstanding RVMTP Shares of such Series.

“Term Redemption Liquidity Account” shall have the meaning as set forth in Section 2.12(a).

“Term Redemption Price” shall have the meaning as set forth in Section 2.6(a)(i). “U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Voting Period” shall have the meaning as set forth in Section 2.7(b)(i).

With respect to any Series, any additional definitions specifically set forth in the Appendix relating to such Series and any amendments to any definitions specifically set forth in the Appendix relating to such Series, as such Appendix may be amended from time to time, shall be incorporated herein and made part hereof by reference thereto, but only with respect to such Series.

1.2.            Interpretation. The headings preceding the text of Sections included in  this Statement are for convenience only and shall not be deemed part of this Statement or be given any effect in interpreting this Statement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Statement. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement (including this Statement), and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement (including this Statement), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder.  Underscored references to Sections shall refer to those portions of this Statement. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Statement as a whole and not to any particular Article, Section or clause of this Statement. References herein to the “close of business” on any day shall mean 5:00 p.m., New York City time, on such day.

1.3.            Liability of Officers, Trustees and Shareholders. A copy of the  Declaration is on file with the Secretary of the Commonwealth of Massachusetts, and notice hereby is given that this Statement is executed on behalf of the Fund by an officer of the Fund in his or her capacity as an officer of the Fund and not individually and that the obligations of the Fund under or arising out of this Statement are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and properties of the Fund. All persons extending credit to, contracting with or having a claim against the Fund must look solely to the Fund’s assets and property for the enforcement of any claims against the Fund as none of the Fund’s officers, agents or shareholders, whether past, present or future, assume any personal liability for obligations entered on behalf of the Fund.

TERMS APPLICABLE TO ALL SERIES OF REMARKETABLE VARIABLE RATE MUNIFUND TERM PREFERRED SHARES

Except for such changes and amendments hereto with respect to a Series of RVMTP Shares that are specifically contemplated by the Appendix relating to such Series, each Series of RVMTP Shares subject to this Statement shall have the following terms:

2.1.            Number of Shares; Ranking.

(a)                   The number of authorized shares constituting any Series of RVMTP Shares shall be as set forth with respect to such Series in the Appendix hereto relating to such Series. No fractional RVMTP Shares shall be issued.

(b)                   The RVMTP Shares of each Series shall rank on a parity with RVMTP Shares of each other Series and with shares of any other series of Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The RVMTP Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund over the Common Shares as set forth herein.

(c)                   No Holder of RVMTP Shares shall have, solely by reason of being such a Holder, any pre-emptive or other right to acquire, purchase or subscribe for any RVMTP Shares or Common Shares or other securities of the Fund which it may hereafter issue or sell.

2.2.            Dividends and Distributions.

(a)                   The Holders of RVMTP Shares of any Series shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of funds legally available therefor in accordance with the Declaration, this Statement, and applicable law, and in preference to dividends and other distributions on Common Shares, cumulative cash dividends and other distributions on each share of such Series at the Dividend Rate for such Series, calculated as set forth herein, and no more. Dividends and other distributions on the RVMTP Shares of a Series shall accumulate from the Date of Original Issue with respect to such Series. The amount of dividends per share payable on RVMTP Shares of a Series on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each Rate Period (or part thereof) in the related Dividend Period. The amount of dividends payable per share on RVMTP Shares of a Series accumulated for each such Rate Period (or part thereof) shall be computed by (i) multiplying the Dividend Rate in effect for RVMTP Shares of such Series for such Rate Period (or part thereof) by a fraction, the numerator of which shall be the actual number of calendar days in such Rate Period (or part thereof) and the denominator of which shall be the actual number of calendar days in the year in which such Rate Period (or such part thereof) occurs (365 or 366) and (ii) multiplying the product determined pursuant to clause (i) by the Liquidation Preference for a share of such Series.

(b)                   Dividends on RVMTP Shares of each Series with respect to any Dividend Period shall be declared to the Holders of such shares as their names shall appear on the registration books of the Fund at the close of business on each calendar day in such Dividend Period and shall be paid as provided in Section 2.2(f). In connection with any transfer of RVMTP Shares, the transferor as Designated Owner of RVMTP Shares shall be deemed to have agreed pursuant to the terms of the RVMTP Shares to transfer to the transferee the right to receive from the Fund any dividends declared and unpaid for each day prior to the transferee becoming the Designated Owner of the RVMTP Shares in exchange for payment of the purchase price for such RVMTP Shares by the transferee. In connection with any transfer of RVMTP Shares, the transferee as Designated Owner of RVMTP Shares shall be deemed to have agreed pursuant to the terms of the RVMTP Shares to transfer to the transferor (or prior Holder) the right to receive from the Fund any dividends in the nature of Additional Amount Payments that relate to dividends paid during the transferor’s (or prior Holder’s) holding period.

(c)                   (i)   No full dividends or other distributions shall be declared or  paid on shares of a Series of RVMTP Shares for any Dividend Period or part thereof unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all outstanding Preferred Shares (including shares of other Series of RVMTP

Shares) ranking on a parity with such Series of RVMTP Shares have been or contemporaneously are declared and paid through the most recent dividend payment dates therefor. If full cumulative dividends or other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on RVMTP Shares of a Series will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on the shares of each such series of Preferred Shares on the relevant dividend payment date for such series. Subject to Section 2.11 hereof and, for so long as it remains in effect, Section 2.3 of the Purchase Agreement, no Holders of RVMTP Shares shall be entitled to any dividends or other distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and other distributions as provided in this Section 2.2(c)(i) on such RVMTP Shares.

(ii)    For so long as any RVMTP Shares are Outstanding, the Fund shall not: (x) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, (1) in each case, (A) all cumulative dividends and other distributions on all RVMTP Shares and all other series of Preferred Shares ranking on a parity with the RVMTP Shares due on or prior to the date the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and Deposit Securities (in the case of the RVMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Shares) and (B) the Fund shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.6(e)(ii) hereof with respect to Outstanding RVMTP Shares of any Series to be redeemed pursuant to Section 2.6(a) or Section 2.6(b) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition; and (2) in the case of any action described in clause (x) or (y) of this Section 2.2(c)(ii), immediately thereafter, the Fund shall have 1940 Act Asset Coverage of at least the Minimum Asset Coverage Level after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds.

(iii)    Any dividend payment made on RVMTP Shares of a Series shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and distributions have not been paid.

(d)                   Not later than 11:00 a.m., New York City time, on the Dividend Payment Date for a Series of RVMTP Shares, the Fund shall deposit with the Tender and Paying Agent Deposit Securities having an aggregate Market Value on such date sufficient to pay the dividends and other distributions, if any, that are payable on such Dividend Payment Date in respect of such Series. The Fund may direct the Tender and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities so deposited prior to the Dividend Payment Date, provided that such investment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same- day funds at the opening of business on such Dividend Payment Date.

(e)                   All Deposit Securities deposited with the Tender and Paying Agent for the payment of dividends payable on a Series of RVMTP Shares shall be held in trust for the payment of such dividends by the Tender and Paying Agent for the benefit of the Holders of such Series entitled to the payment of such dividends pursuant to Section 2.2(f). Any moneys paid  to the Tender and Paying Agent in accordance with the foregoing but not applied by the Tender and Paying Agent to the payment of dividends, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Fund as soon as possible after the date on which such moneys were to have been so applied, upon request of the Fund.

(f)                   Dividends, and any distributions made pursuant to Section 2.11(a), on RVMTP Shares of a Series shall be paid on each Dividend Payment Date for such Series, out of funds legally available therefor under applicable law, when, as and if declared by the Board of Trustees, to the Holders of RVMTP Shares of such Series as their names appear on the registration books of the Fund at the close of business on the calendar day immediately preceding such Dividend Payment Date (or if such calendar day is not a Business Day, the next preceding Business Day). Dividends and any distributions made pursuant to Section 2.11(a) in arrears on RVMTP Shares of a Series for any past Dividend Period may be declared (to the extent not previously declared) and paid at any time, without reference to any regular Dividend Payment Date, to the Holders of RVMTP Shares of such Series as their names appear on the registration books of the Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date thereof, as may be fixed by the Board of Trustees. No interest or sum of money in lieu of interest will be payable  in respect of any dividend payment or payments or other distributions on RVMTP Shares of any Series which may be in arrears.

(g)                   (i) The Dividend Rate on a Series of RVMTP Shares shall be adjusted to the Increased Rate for each Increased Rate Period (as hereinafter defined). Subject to the cure provisions of Section 2.2(g)(iii), a Rate Period with respect to a Series of RVMTP Shares shall be deemed to be an “Increased Rate Period” if on the first calendar day of such Rate Period,

(A)    the Fund has failed to deposit with the Tender and Paying Agent by 11:00 a.m., New York City time, on a Dividend Payment Date for such Series, Deposit Securities (as a result of complying with Section 2.2(c) or otherwise) that will provide funds available to the Tender and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend (including any Additional Amount Payments) on such Series payable on such Dividend Payment Date (a “Dividend Default”) and such Dividend Default has not ended as contemplated by Section 2.2(g)(ii);

(B)    the Fund has failed to deposit with the Tender and Paying Agent by 11:00 a.m., New York City time, on an applicable Redemption Date or Mandatory Tender Redemption Date for such Series, Deposit Securities that will provide funds available to the Tender and Paying Agent on such Redemption Date or Mandatory Tender Redemption Date sufficient to pay the full amount of the Redemption Price payable in respect of such Series on such Redemption Date or Mandatory Tender Redemption Date (a “Redemption Default”) and such Redemption Default has not ended as contemplated by Section 2.2(g)(ii);

(C)    (i) any Rating Agency has withdrawn the credit rating required to be maintained with respect to such Series pursuant to Section 2.8 other than due to the Rating Agency ceasing to rate tax- exempt closed-end management investment companies generally or (ii) the Board of Trustees has terminated the designation of a Rating Agency without complying with the requirements of Section 2.8 and, in the case of clause (i) above such withdrawal is continuing (a “Rating Agency Withdrawal”); provided that such Rating Agency Withdrawal will not cause an Increased Rate Period if at least one other Rating Agency continues to rate such Series;

(D)    a Ratings Event (as defined below) has occurred and is continuing with respect to such Series;

(E)    (i) the Fund, a court, or other applicable governmental authority has made a final determination that for U.S. federal income tax purposes the RVMTP Shares do not qualify as equity in the Fund and such determination has not been repealed, revoked or rescinded and (ii) such determination results from an act or failure to act on the part of the Fund (a “Tax Event”); provided that no Increased Rate Period shall be triggered pursuant to this clause (E) with respect to a determination of taxability that gives rise to an Additional Amount Payment;

(F)    the declaration, payment or setting apart for payment of any dividend or other distribution in violation of this Statement or the laws applicable to the Fund with respect to the payment of dividends or distribution of the Fund’s assets;

(G)    the Fund has failed to pay when due the full amount of any Additional Amount Payment required to be paid pursuant to this Statement (other than a failure by the Fund to so pay due to the lack of legally available funds under applicable law or because of any other applicable legal or regulatory restrictions on such payments). This Increased Rate Period will be considered cured on the date the Fund pays the full amount of such Additional Amount Payment required to be paid pursuant to this Statement;

(H)    the Fund shall have made an investment in violation of Section 6.11 of the Purchase Agreement and failed to dispose of such investment by the tenth (10th) Business Day following receipt by the Fund of written notice of such violation from the Purchaser. This Increased Rate Period shall be considered cured on the date the Fund has disposed of any such investments of which it has received such notice; provided, however, that the Fund may, in good faith, notify the Purchaser in writing within five (5) Business Days following the receipt of such written notice from the Purchaser that the Fund disagrees that such investment violates Section 6.11 of the

Purchase Agreement, which notification shall include the Fund's rationale for disagreeing, in which case the ten (10) Business Day period noted in this clause (G) shall be extended to fifteen (15) Business Days;

(I)    any violation of Section 7.15 (other than Section 7.15(c) and Section 7.15(e)) of the Purchase Agreement continuing past the expiration of any grace or cure period provided for therein. An Increased Rate Period pursuant to this clause (I) shall commence on the tenth (10th) Business Day following written notice from the Purchaser of such violation and will be considered cured on the date the Fund returns to compliance with Section 7.15 of the Purchase Agreement;

(J)    any violation of Article VI of the Purchase

Agreement;

(K)    the Fund has failed to maintain settlement of the RVMTP Shares in global book entry form through the Securities Depository. An Increased Rate Period pursuant to this clause (J) will commence on the tenth (10th) Business Day following receipt by the Fund of written notice of such failure from the Purchaser and will be considered cured on the date the Fund next maintains settlement of the RVMTP Shares in global book entry form through the Securities Depository;

(L)    the Fund files a voluntary application for relief under federal bankruptcy law or any similar application under state law while the Fund is solvent and does not reasonably foresee becoming insolvent. This Increased Rate Period will be considered cured on the date such filing or application has been withdrawn, rescinded or dismissed;

(M)   the audits of the Fund’s financial statements are not conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States). This Increased Rate  Period will be considered cured on the date the Fund produces financial statements audited in accordance with the standards of the Public Company Accounting Oversight Board (United States); or

(N)    the Fund has failed to establish the Term Redemption Liquidity Account in accordance with this Statement. This Increased Rate Period will be considered cured on the date the Fund next establishes the Term Redemption Liquidity Account in accordance with this Statement.

A “Ratings Event” shall be deemed to exist with respect to any Series of RVMTP Shares at any time such RVMTP Shares have a long-term credit rating from at least one-half of the Rating Agencies designated at such time that is Below Investment Grade.

For the avoidance of doubt, no determination by any court or other applicable governmental authority that requires the Fund to make an Additional Amount Payment in respect of a Taxable Allocation shall be deemed to be a Tax Event hereunder. For avoidance of doubt, the Increased Rate, with respect to any Increased Rate Period for a Series of RVMTP Shares, shall be the Index Rate for such Increased Rate Period plus 2.00% plus the Applicable Spread, as defined, without any duplication thereof, regardless of whether one or more than one condition giving rise to an Increased Rate Period shall then be existing and continuing.

(ii)    Subject to the cure provisions of Section 2.2(g)(iii), a Dividend Default or a Redemption Default on a Series of RVMTP Shares shall end on the Business Day on which, by 11:00 a.m., New York City time, an amount equal to all accumulated but unpaid dividends on such Series and any unpaid Redemption Price on such Series shall have been deposited irrevocably in trust in same-day funds with the Tender and Paying Agent.

(iii)    No Increased Rate Period for a Series of RVMTP Shares with respect to any Dividend Default or Redemption Default on such Series shall be deemed to have commenced if the amount of any dividend or any Redemption Price due in respect of such Series (if such Default is not solely due to the willful failure of the Fund) is deposited irrevocably in trust, in same-day funds, with the Tender and Paying Agent by 11:00 a.m., New York City time, on a Business Day that is not later than three (3) Business Days after the applicable Dividend Payment Date or Redemption Date for such Series with respect to which such Default occurred, together with an amount equal to the Increased Rate on such shares applied to the aggregate Liquidation Preference of and for the period any other Increased Rate Period that is in effect for a reason other than such Dividend Default or Redemption Default, if any, of non-payment on a Series of RVMTP Shares of the applicable dividend, determined as provided in Section 2.2(a), or the applicable Redemption Price, determined as provided in Section 2.6.

(h)             Designation of Special Terms Period.

(i)    Right to Designate a Special Terms Period. The Fund, acting in its sole and absolute discretion but otherwise subject to the terms of this Statement, after the Lock-Out Date, may designate a “Special Terms Period” with respect to any Series of RVMTP Shares (which, for the avoidance of doubt, shall apply to all RVMTP Shares of such Series), during which period, such terms may differ from those provided in this Statement and applicable Appendix and may include, without limitation, changes to the Dividend Rate, Dividend Payment Dates, redemption provisions (including, without limitation, the Term Redemption Date or the Early Term Redemption Date), required Effective Leverage Ratio, and Additional Amount Payment provisions; provided that such special terms shall not, in any event, affect the parity ranking of such Series of RVMTP Shares relative to any other Series of RVMTP Shares or any other series of Preferred Shares of the Fund then outstanding as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The effectiveness of any change to the terms of the RVMTP Shares pursuant to the exercise by the Fund of its right to designate a Special Terms Period with respect to any Series of RVMTP Shares shall be subject to the filing of an amendment to the terms of such RVMTP Shares that has been approved by the Board of Trustees and approved by 100% of the Holders of the affected Series of RVMTP Shares in the manner set forth in Section 2.7(a). For the avoidance of doubt, (A) the terms of any such Special Terms Period that may be effected pursuant to the foregoing sentence shall amend and/or replace the applicable provisions of this Statement (and/or the relevant Appendix for the affected Series) that are in effect at the time such Special Terms Period is designated and (B) subject to Section 2.5(a), the terms of this Statement that were in effect at the most recent time during which no Special Terms Period was in effect will automatically continue to be in effect immediately following the end of a Special Terms Period unless a subsequent Special Terms Period has been designated that will take effect immediately following the prior Special Terms Period, if the Holders of the RVMTP Shares have made an election to retain the RVMTP Shares with respect to the Mandatory Tender Date corresponding to the final date of such Special Terms Period and/or the RVMTP Shares of any Holders that have not made such election, if any, are Remarketed pursuant to Section 2.5(b).

(ii)    Length of and Preconditions for Special Terms Period. Any Special Terms Period shall commence on a designated Thursday and end on the earlier of a designated Wednesday or the applicable Redemption Date or Mandatory Tender Redemption Date, as the case may be. A designation of a Special Terms Period shall become effective only if (1) notice thereof shall have been given to the Holders of the affected Series of RVMTP Shares in accordance with Section 2.2(h)(ii) and (iii), (2) full cumulative dividends and any amounts due with respect to redemptions payable on the affected Series of RVMTP Shares prior to such date have been paid in full, (3) such designation of a Special Terms Period shall not become effective prior to twenty-four (24) months subsequent to the Date of Original Issue of the affected Series of RVMTP Shares, (4) all of the Outstanding RVMTP Shares of the affected Series shall be subject to such Special Terms Period, and (5) all of the Outstanding RVMTP Shares of the affected Series that are subject to Remarketing in connection with the Mandatory Tender triggered by the designation of the Special Terms Period are successfully Remarketed (except to the extent any applicable Holders of such affected Series of RVMTP Shares have affirmatively elected to retain their RVMTP Shares of such Series for the Special Terms Period). Any failure to satisfy the conditions to a Special Terms Period shall result in such Special Terms Period not becoming effective.

(iii)    Notice of Special Terms Period. If the Fund proposes to designate a Special Terms Period not less than twenty (20) Business Days (or such lesser number of days as may be agreed to from time to time by the Holders of the affected Series of RVMTP Shares and the Remarketing Settlement Agent) nor more than thirty (30) Business Days prior to the date the Fund proposes to designate as the first day of such Special Terms Period (a “Notice of Special Terms Period”) shall be sent by the Fund or its designee by Electronic Means (or by first-class mail, postage prepaid, where the RVMTP Shares of the affected Series are in physical form outside the book-entry system of the Securities Depository) to the Holders of the affected Series of RVMTP Shares, with copies provided by the Fund to the Remarketing Settlement Agent and the Tender and Paying Agent via Electronic Means and by the Fund or its designee to the initial Holder of the affected Series of RVMTP Shares in accordance with the notice provisions in the Purchase Agreement. Each such notice shall state (A) that the Fund has exercised its option to propose a Special Terms Period with respect to such Series of RVMTP Shares, (B) the Rate Determination Date immediately prior to the first day of such Special Terms Period, (C) that such Special Terms Period shall not commence unless the conditions precedent thereto in Section 2.2(h)(ii) are satisfied, (D) a description of the special terms to be applicable to such Series of RVMTP Shares and (E) the date upon which such Series of RVMTP Shares shall be subject to Remarketing pursuant to Section 2.5(b) (except to the extent affirmatively retained by any applicable Holder of RVMTP Shares of such Series pursuant to Section 2.5(a)(iv)). The Fund may provide in any Notice of Special Terms Period that such Special Terms Period is subject to one or more additional conditions precedent, in which case the special terms of such Special Terms Period shall not become effective unless each such additional condition has been satisfied or the Fund has waived each such condition.

2.3.            Liquidation Rights.

(a)                   The RVMTP Shares shall rank on parity with each other, with shares of any other Series of RVMTP Shares, and with shares of any other class or series of Preferred Shares as to distribution of assets upon dissolution, liquidation or winding-up of the affairs of the Fund. In this regard, the provisions of this Section 2.3 shall be applied consistently with all other Preferred Shares such that Holders of the RVMTP Shares and holders of all other Preferred Shares are treated on parity with one another with respect to any such distribution.

(b)                   In the event of any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the Holders of RVMTP Shares shall be entitled to receive out of the assets of the Fund available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares or on any other class of shares of the Fund ranking junior to the RVMTP Shares upon dissolution, liquidation or winding up, a liquidation distribution equal to the Liquidation Preference for such shares, plus an amount equal to all unpaid dividends and other distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on such shares (whether or not earned or declared by the Fund, but without interest thereon), and such Holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

(c)                   If, upon any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the assets of the Fund available for distribution among the Holders of all Outstanding RVMTP Shares and any other outstanding Preferred Shares ranking on a parity with the RVMTP Shares shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such RVMTP Shares plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(b) above and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such RVMTP Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding RVMTP Share plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(b) above have been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Fund will be made by the Fund in respect of, the Common Shares or any other class of shares of the Fund ranking junior to RVMTP Shares upon dissolution, liquidation or winding up.

(d)                   Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation or reorganization of the Fund into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Fund shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.

2.4.            Coverage & Leverage Tests.

(a)                                                                                            1940 Act Asset Coverage Requirement. For so long as any RVMTP Shares of any Series are Outstanding, the Fund shall have the Minimum Asset Coverage Level as of the close of business on each Business Day. If the Fund shall fail to maintain the Minimum Asset Coverage Level as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.6(b)(i) shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Fund’s failure to comply with the provisions of this Section 2.4(a).

(b)                                                                                           Calculation of 1940 Act Asset Coverage. For purposes of determining whether the requirements of Section 2.4(a) are satisfied, (i) no RVMTP Shares of any Series or other Preferred Shares shall be deemed to be  Outstanding  for  purposes  of  any  computation  required   by   Section 2.4(a) if, prior to or concurrently with such determination, sufficient Deposit Securities (in the case of the RVMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable), in each case in accordance with the terms of such Series or other Preferred Shares, to pay the full redemption price for such Series or other Preferred Shares (or the portion thereof to be redeemed) have been deposited in trust with the paying agent for such Series or other Preferred Shares and the requisite notice of redemption for such Series or other Preferred Shares (or the portion thereof to be redeemed) has been given, and (ii) the Deposit Securities or other sufficient securities or funds, as applicable that have been deposited with the applicable paying agent shall not be included as assets of the Fund for purposes of such computation.

(c)                                                                                            Effective Leverage Ratio Requirement. Unless the Fund receives  the prior written consent of all Holders, for so long as RVMTP Shares of any Series are Outstanding, the Effective Leverage Ratio shall not exceed 45% as of the close of business on any Business Day; provided, however, in the event that the Fund’s Effective Leverage Ratio exceeds 45% on any Business Day solely by reason of fluctuations in the market value of the Fund’s portfolio securities, the Effective Leverage Ratio shall not exceed 46% as of the close of business on such Business Day. If the Effective Leverage Ratio shall exceed the applicable percentage provided in the preceding sentence as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.6(b)(ii) shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Fund’s failure to comply with the provisions of this Section 2.4(c).

(d)                                                                                           Calculation of Effective Leverage Ratio. For purposes of determining whether the requirements of Section 2.4(c) are satisfied, the “Effective Leverage Ratio” on any date of determination shall mean the quotient of:

(i)    The sum of (A) the aggregate liquidation preference of the Fund’s “senior securities” (as that term is defined in the 1940 Act as of the date hereof or, in the event such definition shall be amended, with such changes to the definition thereof as a result of any amendment after the date hereof,, provided that, with respect to any changes to the definition thereof related to the implementation of Rule 18f-4 of the 1940 Act, such definitional changes will be deemed to be effective for the purposes of this Agreement at such time as the Fund elects, or is otherwise required, to begin compliance with Rule 18f-4) that are stock for purposes of the 1940 Act, excluding, without duplication, (1) any such senior securities for which the Fund has issued a notice of redemption and either has delivered Deposit Securities or sufficient securities or funds, (as applicable in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient securities or funds on hand for the purpose of such redemption (as applicable in accordance with the terms of such senior securities) and (2) any such senior securities that are to be redeemed with net proceeds from the sale of the RVMTP Shares, for which the Fund has delivered Deposit Securities or sufficient securities or funds (as applicable in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient securities or funds on hand (as applicable in accordance with the terms of such senior securities) for the purpose of such redemption; (B) without duplication of amounts represented in the preceding subclause (A), the aggregate principal amount of the Fund’s “senior securities representing indebtedness” (as that term is defined in the 1940 Act as of the date hereof or, in the event such definition shall be amended, with such changes to the definition thereof as a result of any amendment after the date hereof, provided that, with respect to any changes to the definition thereof related to the implementation of Rule 18f-4 of the 1940 Act, such definitional changes will be deemed to be effective for the purposes of this Agreement at such time as the Fund elects, or is otherwise required, to begin compliance with Rule 18f-4);

(C)  the aggregate amount of the purchase price component payable for a repurchase under reverse repurchase agreements entered into by the Fund; and

(D)  the aggregate principal amount of floating rate securities not owned by the Fund that correspond to the associated residual floating rate securities owned by the Fund; divided by

(ii)    The sum of (A) the Market Value of the Fund’s total assets (including amounts attributable to senior securities, but excluding any assets consisting of Deposit Securities or other securities or funds referred to  in  clauses (A)(1) and (A)(2) of Section 2.4(d)(i) above), less the amount of the Fund’s accrued liabilities (other than liabilities for the aggregate principal amount of “senior securities representing indebtedness” (as that term is defined in the 1940 Act as of the date hereof or, in the event such definition shall be amended, with such changes to the definition thereof as a result of any amendment after the date hereof, provided that, with respect to any changes to the definition thereof related to the implementation of Rule 18f-4 of the 1940 Act, such definitional changes will be deemed to be effective for the purposes of this Agreement at such time as the Fund elects, or is otherwise required, to begin compliance with Rule 18f-4); (B) the aggregate amount of the purchase price component payable for a repurchase under reverse repurchase agreements entered into by the Fund; and (C) to the extent not included in clause (A) above, the aggregate principal amount of floating rate securities not owned by the Fund that correspond to the associated residual floating rate securities owned by the Fund.

(iii)    Rating Agency Certificates. The Fund shall deliver to  each Rating Agency which is then rating the RVMTP Shares, as well as to any other party specified in the Rating Agency Guidelines of each such Rating

Agency, all certificates that are set forth in the respective Rating Agency Guidelines regarding 1940 Act Asset Coverage (the “Rating Agency Certificate”).

2.5.            Mandatory Tender and Remarketing. The RVMTP Shares shall be subject to Mandatory Tender and Remarketing as provided below:

(a)                                                           Mandatory Tender of RVMTP Shares.

(i)    Subject to the Holders’ election to retain the RVMTP Shares provided for in Section 2.5(a)(iv) below, any Series of RVMTP Shares shall become subject to Mandatory Tender upon the occurrence of:

(A)              any date that is twenty (20) Business Days prior to each Early Term Redemption Date of such Series of RVMTP Shares as set forth in clause (i) of the definition thereof in the Appendix for such Series,

(B)              any date on which the Fund delivers a Notice of Special Terms Period designating a Special Terms Period for such Series of RVMTP Shares pursuant to Section 2.2(h), or

(C)              the date that is twenty (20) Business Days prior to the last day of any Special Terms Period, provided that no subsequent Special Terms Period has been designated and agreed to by the Holders (each of (A), (B) and (C), a “Mandatory Tender Event”).

(ii)    Upon the occurrence of a Mandatory Tender Event with respect to a Series of RVMTP Shares, the Fund shall issue or cause to be issued a notice of Mandatory Tender for Remarketing on the Mandatory Tender Date (as defined below) to the Holders of such Series of RVMTP Shares through the Securities Depository as a communication from the Securities Depository (the “Notice of Mandatory Tender”). Such Notice of Mandatory Tender shall specify that such Mandatory Tender is subject to the election of the Holders of such Series of RVMTP Shares to retain as described in Section 2.5(a)(iv) of this Statement.

(iii)    The Mandatory Tender Dates corresponding to the Mandatory Tender Events listed in Section 2.5(a)(i) above are as follows, with each Mandatory Tender Date subject to the Holders’ election to retain the RVMTP Shares in Section 2.5(a)(iv):

(A)              in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(A), the date twenty (20) Business Days following the date of such Mandatory Tender Event,

(B)              in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(B), the date on which such Special Terms Period is to become effective pursuant to Section 2.2(h), and

(C)              in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(C), the last day of the related Special Terms Period (in the case of (A), (B) or (C), such date, the “Mandatory Tender Date”).

(iv)    Notwithstanding Section 2.5(a)(i) above, the Holders of any affected Series of RVMTP Shares may elect to retain such RVMTP Shares by providing notice of such election to the Fund no later than the tenth (10th) Business Day prior to the Mandatory Tender Date, in which case the affected RVMTP Shares of the electing Holder shall no longer be subject to Mandatory Tender on the corresponding Mandatory Tender Date and shall not be subject to Remarketing (or shall no longer continue to be subject to Remarketing) pursuant to the procedures described in Section 2.5(b) below; provided, however, with respect to any Mandatory Tender Event occurring pursuant to Section 2.5(a)(i)(B), any such election to retain shall not be effective unless accompanied or preceded by the delivery of such Holder’s consent to all amendments to the terms of the affected Series of RVMTP Shares as required in connection with a designation of a Special Terms Period pursuant to Section 2.2(h)(i) above.

(b)                                                 Remarketing of RVMTP Shares. The RVMTP Shares subject to Mandatory Tender as provided for in this Section 2.5 shall be Remarketed in accordance with the following procedures:

(i)    As a Holder of RVMTP Shares subject to Mandatory Tender may enter into trade documentation with a purchaser for the RVMTP Shares (which, for the avoidance of doubt, shall be with respect to all the RVMTP Shares of such Series) with terms that (A) are reasonably satisfactory to both the Holder of the RVMTP Shares and such purchaser and (B) provide for the sale of the RVMTP Shares subject to Mandatory Tender on the Mandatory Tender Date; provided that (1) the Holder of the RVMTP Shares notifies the Fund in writing of such trade documentation by the Mandatory Tender Date confirming that the trade documentation satisfies the conditions in this sentence and providing that all RVMTP Shares will be sold thereunder and (2) following such Remarketing of RVMTP Shares, via execution of such trade documentation, the Fund shall provide, or cause to be provided, a notice through the Securities Depository cancelling the Mandatory Tender with respect to the RVMTP Shares so Remarketed. At any time following a Mandatory Tender Event and before the corresponding Mandatory Tender Date, the Fund may designate a Remarketing Settlement Agent to assist with the Remarketing in accordance with the terms of the Remarketing Settlement Agent Agreement.

(ii)    If, after giving effect to elections to retain RVMTP Shares given by Holders pursuant to Section 2.5(a)(iv), all of the RVMTP Shares subject to Mandatory Tender are not Remarketed pursuant to Section 2.5(b)(i) with binding trade documentation in place by the fifth (5th) Business Day preceding the Mandatory Tender Date, then the Fund and its agents shall take the following Remarketing actions:

(A)              The Fund shall designate a Remarketing Settlement Agent to assist with the Remarketing in accordance with the terms of the Remarketing Settlement Agent Agreement.

(B)              If any purchaser is identified and has agreed by the Mandatory Tender Date to purchase all of the RVMTP Shares that remain subject to Mandatory Tender on the Mandatory Tender Date, the Remarketing Settlement Agent shall (1) give written notice by Electronic Means to the Holders of such RVMTP Shares, with a copy to the Fund and the Tender and Paying Agent, that the purchaser has been identified and agreed to purchase such RVMTP Shares on the Mandatory Tender Date; (2) collect the Remarketing Purchase Price via wire transfer from such purchaser on the Mandatory Tender Date; (3) wire the Remarketing Purchase Price to the Securities Depository for delivery to the current Holder of the RVMTP Shares subject to Mandatory Tender on the Mandatory Tender Date; and (4) direct that such RVMTP Shares be delivered to the Remarketing Settlement Agent.

(C)              The Remarketing Settlement Agent shall then direct transfer of the RVMTP Shares subject to Mandatory Tender to the purchaser through the Securities Depository on the Mandatory Tender Date.

For the avoidance of doubt, in the event of a successful Remarketing of all RVMTP Shares subject to Mandatory Tender pursuant to  Section 2.5(b), such Mandatory Tender will be cancelled and the Fund shall provide, or cause to be provided, a notice through the Securities

Depository cancelling the Mandatory Tender with respect to the RVMTP Shares so Remarketed.

(c)                                                           Failed Remarketing and Mandatory Tender.

(i)    With respect to a Mandatory Tender Event described in Section 2.5(a)(i)(B), if, for any reason (other than a failure to timely deliver RVMTP Shares subject to a Mandatory Tender and only to the extent that such failure to deliver is caused by administrative issues and is cured within two (2) Business Days), all of the RVMTP Shares subject to Mandatory Tender are not Remarketed by the related Mandatory Tender Date pursuant to Section 2.5(b) or are not then subject to an election to retain pursuant to Section 2.5(a)(iv), then

(A)  a failed remarketing shall be deemed to have occurred (which, for the avoidance of doubt, shall be with respect to all RVMTP Shares subject to the Mandatory Tender) (a “Failed Remarketing”) that may trigger the application of a Failed Remarketing Spread as described in clause (ii) of the definition thereof and (B) all such RVMTP Shares shall be retained by their respective Holders, and no such RVMTP Shares shall be purchased on the Mandatory Tender Date;

(ii)    With respect to a Mandatory Tender Event described in Section 2.5(a)(i)(A) or 2.5(a)(i)(C), if any RVMTP Shares subject to Mandatory Tender are not Remarketed by the Mandatory Tender Date, then all such RVMTP Shares shall be redeemed by the Fund on the Mandatory Tender Date pursuant to the Mandatory Tender redemption procedure described in Sections 2.6(a)(iv) and 2.6(e) below.

2.6.            Redemption.      Each Series of RVMTP Shares shall be subject to redemption by the Fund as provided below:

(a)                                                           Term Redemption and Mandatory Tender Redemption.

(i)    Term Redemption. Subject to Section 2.6(e)(v), the Fund shall redeem all RVMTP Shares of a Series then Outstanding on the Term Redemption Date for such Series, out of funds legally available therefor under applicable law, at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and other distributions on such share of such Series accumulated from and including the Date of Original Issue to (but excluding) the Term Redemption Date for such Series (whether or not earned or declared by the Fund, but excluding interest thereon) (the “Term Redemption Price”); provided, however, that the Term Redemption Date for such Series of RVMTP Shares may be extended pursuant to Section 2.6(a)(ii) or Section 2.6(a)(iii) below.

(ii)    (A) The Fund shall have the right, exercisable not more than three hundred and sixty-five (365) calendar days nor less than one hundred and twenty (120) calendar days prior to the Term Redemption Date of a Series of RVMTP Shares, to request by notice (accompanied by a No Adverse Effect Opinion) that each Designated Owner of such RVMTP Shares extend the Term Redemption Date for such Series of RVMTP Shares by at least an additional three hundred and sixty-five (365) calendar days (a “Designated Owner Term Extension Request”), which request may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein or in the Appendix applicable to such Series of RVMTP Shares.

(B)    Each Designated Owner shall, no later than sixty

(60) calendar days after receiving a Designated Owner Term Extension Request, notify the Fund and the Tender and Paying Agent of its acceptance or rejection of such request, which acceptance by such Designated Owner may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein or the terms and conditions proposed the Fund in making a Designated Owner Term Extension Request (a “Conditional Acceptance”). A Conditional Acceptance conditioned upon terms and conditions that are accepted by the Fund and that are different from the terms and conditions set forth herein shall be deemed to be a consent by such Designated Owner to amend this Statement to reflect such different terms and conditions, but only with respect to the RVMTP Shares of such Series beneficially owned by such Designated Owner. To the extent that a Designated Owner of RVMTP Shares of a Series of RVMTP Shares subject to a Designated Owner Term Extension Request rejects such Designated Owner Term Extension Request pursuant to this Section 2.6(a)(ii)(B), or is deemed to reject such Designated Owner Term Extension Request pursuant to Section 2.6(a)(ii)(C) below, the RVMTP Shares of such Series beneficially owned by such Designated Owner shall be subject to redemption as provided in this Statement, without giving effect to any Designated Owner Term Extension Request.

(C)    If any Designated Owner fails to notify the Fund or the Tender and Paying Agent of its acceptance or rejection of the Fund’s Designated Owner Term Extension Request within such sixty

(60) calendar day period, such failure to respond will be deemed a rejection of such Designated Owner Term Extension Request by such Designated Owner.  If a Designated Owner of RVMTP Shares provides a Conditional Acceptance, then the Fund shall have sixty (60) calendar days thereafter to notify such Designated Owner of its acceptance or rejection of the terms and conditions specified in the Conditional Acceptance. The Fund’s failure to notify such Designated Owner within such sixty (60) calendar day period will be deemed a rejection of the terms and conditions specified in the Conditional Acceptance.

(D)    Each Designated Owner of a Series of RVMTP Shares may grant or deny any Designated Owner Term Extension Request applicable to such Series of RVMTP Shares in its sole and absolute discretion.

(E)    Unless the Fund and any Designated Owner of RVMTP Shares that has agreed to a Designated Owner Term Extension Request otherwise agree pursuant to the procedures described in this Section 2.6(a)(ii), in the event that the Term Redemption Date of a Series of RVMTP Shares is extended pursuant to this Section 2.6(a)(ii), the Liquidity Account Initial Date, as set forth in the Appendix establishing such Series, shall be extended accordingly, as provided in such Appendix, with respect to the RVMTP Shares of such Series held by such Designated Owner.

(iii)    The Fund shall have the right, exercisable not less than sixty (60) calendar days prior to the Term Redemption Date of a Series of RVMTP Shares, to request by notice (accompanied by a No Adverse Effect Opinion) to the Holders of 100% of the Outstanding RVMTP Shares of such Series, an extension of the Term Redemption Date (a “Holder Term Extension Request”). Any failure by a Holder to respond or agree to such Holder Term Extension Request in writing within sixty (60) calendar days of the receipt thereof shall be deemed to be a rejection of the extension request and the Term Redemption Date may only be extended pursuant to this Section 2.6(a)(iii) upon the written consent of 100% of the Holders of the RVMTP Shares of such Series. In the event that the Term Redemption Date of a Series of RVMTP Shares is extended pursuant to this Section 2.6(a)(iii), the Liquidity Account Initial Date, as set forth in the Appendix establishing such Series, shall be extended accordingly, as provided in such Appendix.

(iv)    Mandatory Tender Redemption.

Following a Mandatory Tender Event of the kind described in Section 2.5(a)(i)(A) or 2.5(a)(i)(C), any RVMTP Shares subject to such Mandatory Tender Event that are not subject to an election to retain by the Holders pursuant to Section 2.5(a)(iv) and have not been successfully

Remarketed by the related Mandatory Tender Date pursuant to Section 2.5(b) shall be redeemed by the Fund on such Mandatory Tender Date (the date of such redemption, “Mandatory Tender Redemption Date”), at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on such RVMTP Shares accumulated from and including the Date of Original Issue of such RVMTP Shares to (but excluding) the Mandatory Tender Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon) (the “Mandatory Tender Redemption Price”).

If a Mandatory Tender Redemption Date occurs pursuant to this Section 2.6(a)(iv) and such date is prior to the Lock-Out Date, then the Optional Redemption Premium shall be payable on such Mandatory Tender Redemption Date in addition to the Mandatory Tender Redemption Price.

(b)                                                 1940 Act Asset Coverage and Effective Leverage Ratio Mandatory Redemption.

(i)    Mandatory 1940 Act Asset Coverage Redemption.

(A)    If the Fund fails to comply with the 1940 Act Asset Coverage requirement as provided in Section 2.4(a) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(a) and such failure is not cured as of the applicable 1940 Act Asset Coverage Cure Date other than as a result of the redemption required by this Section 2.6(b)(i), the Fund shall, to the extent permitted by the 1940 Act and Massachusetts law, by the close of business on the second (2nd) Business Day next following such 1940 Act Asset Coverage Cure Date, cause a notice of redemption to be issued, in accordance with the terms of the Preferred Shares to be redeemed. In addition, in accordance with the terms of the Preferred Shares to be redeemed, the Fund shall cause to be deposited Deposit Securities (in the case of the RVMTP Shares) or other sufficient securities or funds (in the case of any other Preferred Shares, as applicable) in trust with the Tender and Paying Agent or other applicable paying agent, in each case in accordance with the terms of the Preferred Shares to be redeemed for the redemption of a sufficient number of Preferred Shares, which, to the extent permitted by the 1940 Act and Massachusetts law, enable the Fund to meet the requirements of Section 2.6(b)(i)(B). The Fund shall allocate such redemption on a pro rata basis among different series of

Preferred Shares (including the shares of the Series of RVMTP Shares) as permitted pursuant to the 1940 Act and Massachusetts law. In the event that any RVMTP Shares of a Series then Outstanding are to be redeemed pursuant to this Section 2.6(b)(i), the Fund shall redeem such shares, out of funds legally available therefor under applicable law, at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and other distributions on such share of such Series accumulated from and including the Date of Original Issue to (but excluding) the date fixed for such redemption by the Board of Trustees (whether or not earned or declared by the Fund, but without interest thereon) (the “Mandatory 1940 Act Asset Coverage Redemption Price”).

(B)    On the Redemption Date for a redemption contemplated by Section 2.6(b)(i)(A), the Fund shall redeem at the Mandatory 1940 Act Asset Coverage Redemption Price, out of funds legally available therefor, under applicable law, such number of Preferred Shares (which may include at the sole option of the Fund any number or proportion of RVMTP Shares of any Series) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the applicable 1940 Act Asset Coverage Cure Date, would result in the Fund having on such cure date, 1940 Act Asset Coverage of at least the Minimum Asset Coverage Level (provided, however, that if there is no such minimum number of RVMTP Shares and other Preferred Shares the redemption or retirement of which would have such result, all RVMTP Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Declaration and applicable law. Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.6(b)(i), the Fund may at its sole option, but is not required to, include in the number of Preferred Shares being mandatorily redeemed pursuant to this Section 2.6(b)(i) a sufficient number of RVMTP Shares of any Series that, when aggregated with other Preferred Shares redeemed by the Fund, would result, if deemed to have occurred immediately prior to the opening of business on the 1940 Act Asset Coverage Cure Date, in the Fund having on such 1940 Act Asset Coverage Cure Date, as applicable, 1940 Act Asset Coverage of up to and including 110% of the Minimum Asset Coverage Level; provided that if the 1940 Act Asset Coverage is increased to greater than the Minimum Asset Coverage Level, the Optional Redemption Premium shall be due on any such excess redemptions. The Fund shall effect such redemption on the date fixed  by the Fund therefor, which date shall not be later than thirty (30) calendar days after such 1940 Act Asset Coverage Cure Date, except that if the Fund does not have funds legally available for the redemption of all of the required number of RVMTP Shares and other Preferred Shares which have been designated to be redeemed or the Fund otherwise is unable to effect such redemption on or prior to thirty (30) calendar days after such 1940 Act Asset Coverage Cure Date, the Fund shall redeem those RVMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date following such thirty (30) calendar day period on which it is able to effect such redemption. If fewer than all of the Outstanding RVMTP Shares of a Series are to be redeemed pursuant to this Section 2.6(b)(i), the number of RVMTP Shares of such Series to be redeemed from the respective Holders shall be selected (A) pro rata among the Outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(b)(i)(B) shall be subject to any applicable procedures established by the Securities Depository.

(ii)    Effective Leverage Ratio Mandatory Redemption.

(A)    If (1) the Fund fails to comply with the Effective Leverage Ratio requirement as provided in Section 2.4(c) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(c), (2) with respect to the initial Series of RVMTP Shares issued pursuant to this Statement, the Fund fails to comply with the Effective Leverage Ratio requirement calculated as set forth in (x) Section 6.13 of the Purchase Agreement applicable to such Series of RVMTP Shares if such requirement is still in effect in accordance with the terms of such Purchase Agreement and (y) the Appendix applicable to the initial Series of RVMTP Shares, or (3) with respect to any other Series of RVMTP Shares issued pursuant to this Statement, the Fund fails to comply with any additional requirements relating to the calculation of the Effective Leverage Ratio pursuant to the Purchase Agreement (if any applicable requirement exists or remains in effect in accordance with the terms of such Purchase Agreement) or Appendix applicable to such Series of RVMTP Shares, and, in any such case under clause (1), (2) or (3) above, such failure is not cured as of the close of business on the date that is ten (10) Business Days following the Business Day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”) other than as a result of the redemption or other actions required by this Section 2.6(b)(ii), the Fund shall cause the Effective Leverage Ratio (calculated in accordance with the requirements applicable to the determination of the Effective Leverage Ratio under this Statement, and under the Appendix and Purchase Agreement for any applicable Series of RVMTP Shares in respect of which the Effective Leverage Ratio is being determined) to not exceed the Effective Leverage Ratio required under Section 2.4(c) as so determined, by (x) not later than the close of business on the Business Day next following the Effective Leverage Ratio Cure Date, engaging in transactions involving or relating to the floating rate securities not owned by the Fund and/or the inverse floating rate securities owned by the Fund, including the purchase, sale or retirement thereof, (y) to the extent permitted by the 1940 Act and Massachusetts law, not later than the close of business on the second (2nd) Business Day next following the Effective Leverage Ratio Cure Date, causing a Notice of Redemption to be issued, and in addition, causing to be irrevocably deposited Deposit Securities (in the case of the RVMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable) in trust with the Tender and Paying Agent or other applicable paying agent, in each case in accordance with the terms of the Preferred Shares to be redeemed, for the redemption at the redemption price specified in the terms of such Preferred Shares of a sufficient number of Preferred Shares, which at the Fund’s sole option (to the extent permitted by the 1940 Act and Maryland law) may include any number or proportion of RVMTP Shares, or (z) engaging in any combination, in the Fund’s discretion, of the actions contemplated by clauses (x) and (y) of this Section 2.6(b)(ii)(A). In the event that any RVMTP Shares of a Series are to be redeemed pursuant to clause (y) of this Section 2.6(b)(ii)(A), the Fund shall redeem such RVMTP Shares at a price per RVMTP Share equal to the Mandatory 1940 Act Asset Coverage Redemption Price out of funds legally available therefor under applicable law. Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.6(b)(ii), the Fund may at its sole option, but is not required to, include in the number of Preferred Shares being mandatorily redeemed pursuant to this Section 2.6(b)(ii) a sufficient number of RVMTP Shares of any Series that, when aggregated with other Preferred Shares redeemed by the Fund, would result, if deemed to have occurred immediately prior to the opening of business on the Effective Leverage Ratio Cure Date, in the Fund having an Effective Leverage Ratio on such Effective Leverage Ratio Cure Date of no less than 45%; provided that if the Effective Leverage Ratio is reduced to less than 45%, the Optional Redemption Premium shall be due on any such excess redemptions.

(B)    On the Redemption Date for a redemption contemplated by clause (y) of Section 2.6(b)(ii)(A), the Fund shall not redeem more than the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Declaration and applicable law. If the Fund is unable to redeem the required number of RVMTP Shares and other Preferred Shares which have been designated to be redeemed in accordance with clause (y) of Section 2.6(b)(ii)(A) due to the unavailability of legally available funds, the Fund shall redeem those RVMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date following such Redemption Date on which it is able to effect such redemption (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation) and there are legally available funds to effectuate such redemption. If fewer than all of the Outstanding  RVMTP Shares of a Series are to be redeemed pursuant to clause (y) of Section 2.6(b)(ii)(A), the number of RVMTP Shares of such Series to be redeemed from the respective Holders shall be selected (A) pro rata among the Outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable in each case, in accordance with the 1940 Act; provided that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(b)(ii)(B) shall be subject to any applicable procedures established by the Securities Depository.

(c)                                                           Optional Redemption.

(i)    Subject to the provisions of Section 2.6(c)(ii), the Fund may at its option on any Business Day (an “Optional Redemption Date”) redeem in whole or from time to time in part the Outstanding RVMTP Shares of any Series out of funds legally available therefor in accordance with the Declaration and applicable law, at a redemption price per RVMTP Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference per RVMTP Share of such Series plus (y) an amount equal to all unpaid dividends and other distributions on such RVMTP Share of such Series accumulated from and including the Date of Original Issue to (but excluding) the Optional Redemption Date (whether or not earned or declared by the Fund, but without interest thereon) plus (z) the Optional Redemption Premium per share (if any) that is applicable to an optional redemption of RVMTP Shares of such Series that is effected on such Optional Redemption Date as set forth in the Appendix relating to such Series; provided that in connection with any (A) redemption pursuant to this Section 2.6(c) or pursuant to Section 2.6(b) that is effectuated in order to comply with the requirements of the 1940 Act or this Statement, the Purchase Agreement or the Registration Rights Agreement or (B) any redemption in accordance with Section 2.6(a)(iv) or Section 2.6(b) (except as set forth therein), no Optional Redemption Premium specified in clause (z) above or penalty or premium shall be payable.

(ii)    If fewer than all of the Outstanding RVMTP Shares of a Series are to be redeemed pursuant to Section 2.6(c)(i), the shares of such Series to be redeemed shall be selected either (A) pro rata among the Holders of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable; provided, in each such case, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(c)(ii) shall be subject to any applicable procedures established by the Securities Depository. Subject to the provisions of this Statement and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which RVMTP Shares will be redeemed pursuant to this  Section 2.6(c) from time to time.

(iii)    The Fund may not on any date deliver a Notice of Redemption pursuant to Section 2.6(e) in respect of a redemption contemplated to be effected pursuant to this Section 2.6(c) unless on such date the Fund reasonably expects to have available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount (including any applicable premium) due to Holders of RVMTP Shares by reason of the redemption of such RVMTP Shares on such Optional Redemption Date.

(iv)    RVMTP Shares of a Series redeemed at the Fund’s sole option in accordance with, but solely to the extent contemplated by, Section 2.6(a)(iv), Section 2.6(b)(i)(B) or Section 2.6(b)(ii) shall be considered mandatorily redeemed pursuant to such Section, as applicable, and not subject to this Section 2.6(c).

(d)                                                           [Reserved]

(e)                                                           Procedures for Redemption.

(i)    If the Fund shall determine or be required to redeem, in whole or in part, RVMTP Shares of a Series pursuant to Section 2.6(a)(i), (b) or (c), the Fund shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Tender and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means. For the avoidance of doubt, a Notice of Redemption shall not be required if the Fund shall be required to redeem, in whole or in part, RVMTP Shares of a series pursuant to Section 2.6(a)(iv). A Notice of Redemption shall be provided not more than thirty-five (35) calendar days prior to the date fixed for redemption and not less than ten (10) calendar days (or such shorter or longer period as may be consented to by all of the Holders of the RVMTP Shares of such Series, which consent shall not be deemed to be a vote required by Section 2.7) the Redemption Date; provided that, in connection with a redemption in accordance with Section 6.20 of the Purchase Agreement, a Notice of Redemption shall be provided at least five (5) Business Days prior to the Redemption Date. Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the applicable Redemption Price on a per share basis; (C) the Series and number of RVMTP Shares to be redeemed;

(D) the CUSIP number for RVMTP Shares of such Series; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price;

(F) that dividends on the RVMTP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of this Statement under which such redemption is made. If fewer than all RVMTP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of RVMTP Shares to be redeemed from such Holder and/or the method of determining such number. The Fund may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to Section 2.6(c) of this Statement that such redemption is subject to one or more conditions precedent and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(ii)    If (1) the Fund shall give a Notice of Redemption or (2) the Fund is required to redeem RVMTP Shares on the Mandatory Tender Date pursuant to Section 2.6(a)(iv), then at any time from and after the giving of such Notice of Redemption or Notice of Mandatory Tender, as applicable, and prior to 11:00 a.m., New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Fund), the Fund shall (A) deposit with the Tender and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the RVMTP Shares to be redeemed on the Redemption Date and (B) give the Tender and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the RVMTP Shares called for redemption on the Redemption Date. The Fund may direct the Tender and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same-day funds. Notwithstanding the provisions of clause (A) of the preceding sentence, if the Redemption Date is the Term Redemption Date or the Early Term Redemption Date, then such deposit of Deposit Securities (which may come in whole or in part from the Term Redemption Liquidity Account) shall be made no later than fifteen (15) calendar days prior to the Term Redemption Date or the Early Term Redemption Date.

(iii)    Upon the date of the deposit of such Deposit Securities, all rights of the Holders of the RVMTP Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such RVMTP Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends thereon in accordance with the terms hereof up to (but excluding) the applicable Redemption Date, which accumulated dividends, unless previously declared and paid as contemplated by the last sentence of Section 2.6(e)(vi) below, shall be payable only as part of the applicable Redemption Price on the Redemption Date). The Fund shall be entitled to receive from the Tender and Paying Agent, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate Redemption Price of the RVMTP Shares called for redemption and redeemed on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of three hundred sixty-five (365) calendar days from the Redemption Date shall, to the extent permitted by law, be repaid to the Fund, after which Holders of the RVMTP Shares so called for redemption shall look only to the Fund for any payment of the Redemption Price thereof. The Fund shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.

(iv)    On or after the Redemption Date, each Holder of RVMTP Shares in certificated form (if any) that are subject to redemption shall surrender the certificate(s) evidencing such RVMTP Shares to the Fund at the place designated in the Notice of Redemption and shall then be entitled to receive the Redemption Price for such RVMTP Shares, without interest, and, in the case of a redemption of fewer than all the RVMTP Shares represented by such certificate(s), a new certificate representing the RVMTP Shares that were not redeemed.

(v)    Notwithstanding the other provisions of this Section 2.6, except as otherwise required by law, the Fund shall not redeem any RVMTP Shares or other series of Preferred Shares ranking on a parity with the RVMTP Shares with respect to dividends and other distributions unless all accumulated and unpaid dividends and other distributions on all Outstanding RVMTP Shares and shares of other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Fund) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities (in the case of the RVMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable) (in accordance with the terms of such Preferred Shares for the payment of such dividends and other distributions) shall have been or are contemporaneously deposited with the Tender and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding RVMTP Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding RVMTP Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid.

(vi)    To the extent that any redemption for which a Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Declaration, this Statement, and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. In the case of any redemption pursuant to Section 2.6(c), no Redemption Default shall be deemed to have occurred if the Fund shall fail to deposit in trust with the Tender and Paying Agent the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any RVMTP Shares, dividends may be declared and paid on such RVMTP Shares in accordance with their terms if Deposit Securities for the payment of the Redemption Price of such RVMTP Shares shall not have been deposited in trust with the Tender and Paying Agent for that purpose.

(f)                                                  Tender and Paying Agent as Trustee of Redemption Payments by Fund. All Deposit Securities transferred to the Tender and Paying Agent for payment of the Redemption Price of RVMTP Shares called for redemption shall be held in trust by the Tender and Paying Agent for the benefit of Holders of RVMTP Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Fund in accordance with the provisions of Section 2.6(e)(iii) above.

(g)                                                 Compliance With Applicable Law. In effecting any redemption pursuant to this Section 2.6, the Fund shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable law, but shall effect no redemption except in accordance with the 1940 Act and any applicable law.

(h)                                                 Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.6, the Fund may, in its sole discretion and without a shareholder vote, modify the procedures set forth above with respect to notification of redemption for the RVMTP Shares, provided that such modification does not materially and adversely affect the Holders of the RVMTP Shares or cause the Fund to violate any applicable law, rule or regulation; and provided further that no such modification shall in any way alter the rights or obligations of the Tender and Paying Agent without its prior consent.

2.7.            Voting Rights.

(a)                   One Vote Per RVMTP Share. Except as otherwise provided in the Declaration, this Statement, or as otherwise required by law, (i) each Holder of RVMTP Shares shall be entitled to one vote for each RVMTP Share held by such Holder on each matter submitted to a vote of all shareholders of the Fund, and (ii) the holders of outstanding Preferred Shares, including Outstanding RVMTP Shares, and Common Shares shall vote together as a single class; provided, however, that the holders of outstanding Preferred Shares, including Outstanding RVMTP Shares, shall be entitled, as a class, to the exclusion of the Holders of all other securities and Common Shares of the Fund, to elect two trustees of the Fund, it being understood that each Preferred Share, including the RVMTP Shares, entitles the Holder thereof to one vote for each Preferred Share in respect to the election of each such trustee. Subject to Section 2.7(b), the Holders of outstanding Common Shares and Preferred Shares, including RVMTP Shares, voting together as a single class, shall elect the balance of the trustees.

(b)             Voting For Additional Trustees.

(i)    Voting Period. During any period in which any one or more of the conditions described in clauses (A) or (B) of this Section 2.7(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the Holders of Preferred Shares, including RVMTP Shares, would constitute a majority of the Board of Trustees as so increased by such smallest number; and the Holders of Preferred Shares, including RVMTP Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of shares of beneficial interest of the Fund), to elect such smallest number of additional trustees, together with the two trustees that such Holders are in any event entitled to elect. A Voting Period  shall commence:

(A)    if, at the close of business on any dividend payment date for any outstanding Preferred Shares including any Outstanding RVMTP Shares, accumulated dividends (whether or not earned or declared) on such outstanding Preferred Shares, including the RVMTP Shares, equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Tender and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or

(B)    if at any time Holders of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Trustees.

A Voting Period shall terminate upon all of such conditions ceasing to exist.  Upon the termination of a Voting Period, the voting rights described in this Section 2.7(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon  the  further  occurrence  of  any  of  the  events  described  in  this  Section 2.7(b)(i).

(ii)    Notice of Special Meeting. As soon as practicable after  the accrual of any right of the Holders of Preferred Shares to elect additional trustees as described in Section 2.7(b)(i), the Fund shall (A) call a special meeting of such Holders, (B) notify the Tender and Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice of such special meeting and (C) provide (1) by mailing or delivery by Electronic Means or (2) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other means as are described in clause (2) above. If the Fund fails to call such a special meeting, it may be called at the expense of the Fund by Holders of at least 25% of outstanding Preferred Shares on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered. At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which trustees are to be elected, such Holders, voting together as a class (to the exclusion of the Holders of all other securities and classes of shares of beneficial interest of the Fund), shall be entitled to elect the number of trustees prescribed in Section 2.7(b)(i) hereof on a one-vote-per-share basis.

(iii)    Terms of Office of Existing Trustees. The terms of office of the incumbent trustees of the Fund at the time of a special meeting of Holders of  Preferred  Shares  to  elect  additional  trustees  in   accordance   with   Section 2.7(b)(i) shall not be affected by the election at such meeting by the Holders of RVMTP Shares and such other Holders of Preferred Shares of the number of trustees that they are entitled to elect, and the trustees so elected by the Holders of RVMTP Shares and such other Holders of Preferred Shares, together with the two (2) trustees elected by the Holders of Preferred Shares in accordance with Section 2.7(a) hereof and the remaining trustees elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected trustees of the Fund.

(iv)    Terms of Office of Certain Trustees to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional trustees elected by the Holders of the Preferred Shares pursuant to Section 2.7(b)(i) shall terminate, the remaining trustees shall constitute the trustees of the Fund and the voting rights of the

Holders  of  Preferred  Shares  to  elect  additional  trustees  pursuant   to   Section 2.7(b)(i) shall cease, subject to the provisions of the last sentence of Section 2.7(b)(i).

(c)             Holders of RVMTP Shares to Vote on Certain Matters.

(i)    Certain Amendments Requiring Approval of RVMTP Shares. Except as otherwise permitted by the terms of this Statement, so long as any RVMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the RVMTP Shares subject to this Statement Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Declaration, or this Statement, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of such RVMTP Shares or the Holders thereof; provided, however, that (i) a change in the capitalization of the Fund in accordance with Section 2.9 hereof shall not be considered to materially and adversely affect the rights and preferences of the RVMTP Shares, and (ii) a division of an RVMTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the RVMTP Shares. For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of an RVMTP Share of any Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such RVMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such RVMTP Share (other than solely as a result of a division of an RVMTP Share). So long as any RVMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least 66 2/3% of the RVMTP Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent. For the avoidance of doubt, no vote of the holders  of Common Shares shall be required to amend, alter or repeal the provisions of this Statement, including any Appendix hereto.

(ii)    1940 Act Matters. Unless a higher percentage is provided for in the Declaration, the affirmative vote of the Holders of at least “a majority of the outstanding Preferred Shares,” including all RVMTP Shares Outstanding at the time, voting as a separate class, shall be required to approve (A) any conversion of the Fund from a closed-end to an open-end investment company,

(B) any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares, or (C) any other action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called of (i) sixty-seven percent (67%) or more of such shares present at a meeting, if the Holders of more than fifty percent (50%) of such shares are present or represented by proxy at such meeting, or (ii) more than fifty percent (50%) of such shares, whichever is less.

(iii)    Certain Amendments Requiring Approval of Specific Series of RVMTP Shares. Except as otherwise permitted by the terms of this Statement, so long as any RVMTP Shares of a Series are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the RVMTP Shares of such Series, Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating to such Series, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power set forth in such Appendix of the RVMTP Shares of such Series or the Holders thereof; provided, however, that (i) a change in the capitalization of the Fund in accordance with Section 2.9 hereof shall not be considered to materially and adversely affect the rights and preferences of the RVMTP Shares of such Series, and (ii) a division of an RVMTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the RVMTP Shares of such Series; and provided, further, that no amendment, alteration or repeal of the obligation of the Fund to

(x) pay the Term Redemption Price on the Term Redemption Date for a Series or the Early Term Redemption Price on the Early Term Redemption Date, or (y) accumulate dividends at the Dividend Rate (as set forth in this Statement and the applicable Appendix hereto) for a Series, shall be effected without, in each case, the prior unanimous vote or consent of the Holders of such Series of RVMTP Shares. For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of an RVMTP Share of a Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such RVMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such RVMTP Share. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Statement, including any Appendix hereto.

(d)                   Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by law, the Declaration or this Statement, the Holders of RVMTP Shares shall not have any relative rights or preferences or other special rights with respect to voting such RVMTP Shares other than those specifically set forth in this Section 2.7; provided, however, that nothing in this Statement or the Declaration shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of RVMTP Shares of any Series that any action or inaction by the Fund shall require the consent or approval of such Holder or Designated Owner.

(e)                   No Preemptive Rights or Cumulative Voting. The Holders of RVMTP Shares shall have no preemptive rights or rights to cumulative voting.

(f)                   Voting for Trustees Sole Remedy for Fund’s Failure to Declare or Pay Dividends. In the event that the Fund fails to declare or pay any dividends on any Series of RVMTP Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the RVMTP Shares shall be the right to vote for trustees pursuant to  the  provisions  of  this  Section 2.7. Nothing in this Section 2.7(f) shall be deemed to affect the obligation of the Fund to accumulate and, if permitted by applicable law, the Declaration and this Statement, pay dividends at the Increased Rate in the circumstances contemplated by Section 2.2(g) hereof.

(g)                   Holders Entitled to Vote. For purposes of determining any rights of the Holders of RVMTP Shares to vote on any matter, whether such right is created by this Statement, by the Declaration, by statute or otherwise, no Holder of RVMTP Shares shall be entitled to vote any RVMTP Share and no RVMTP Share shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such RVMTP Share shall have been given in accordance with this Statement and Deposit Securities for the payment of the Redemption Price of such RVMTP Share shall have been deposited in trust with the Tender and Paying Agent for that purpose. No RVMTP Share held (legally or beneficially) or controlled by the Fund shall have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

2.8.            Rating Agencies. The Fund shall use commercially reasonable efforts to cause a Rating Agency to issue a long-term credit rating with respect to each Series of RVMTP Shares for so long as such Series is Outstanding. The Fund shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines. If a Rating Agency shall cease to rate the securities of tax-exempt closed-end management investment companies generally, the Board of Trustees shall terminate the designation of such Rating Agency as a Rating Agency hereunder. The Board of Trustees may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to a Series of RVMTP Shares so long as either (i) immediately following such termination, there would be at least one Rating Agency with respect to such Series or (ii) it replaces the terminated Rating Agency with another NRSRO (which shall be any one of (a) Fitch, Moody’s or S&P or (b) another NRSRO subject to prior written consent of the Purchaser, if any, as to such other NRSRO) and provides notice thereof to the Holders of such Series; provided that such replacement shall not occur unless such replacement Other Rating Agency shall have at the time of such replacement (x) published a rating for the RVMTP Shares of such Series and (y) entered into an agreement with the Fund to continue to publish such rating subject to the Rating Agency’s customary conditions. The Board of Trustees may also elect to designate one or more other NRSROs as Other Rating Agencies hereunder with respect to a Series of RVMTP Shares by notice to the Holders of the RVMTP Shares. The  Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Fund, the Board of Trustees or any Holder of Preferred Shares, including any RVMTP Shares, or Common Shares.

2.9.            Issuance of Additional Preferred Shares. So long as any RVMTP Shares are Outstanding, the Fund may, without the vote or consent of the Holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of senior securities of the Fund representing stock under Section 18 of the 1940 Act as of the date hereof or, in the event such definition shall be amended, with such changes to the definition thereof as a result of any amendment after the date hereof (provided that, with respect to any changes to the definition thereof related to the implementation of Rule 18f-4 of the 1940 Act, such definitional changes will be deemed to be effective for the purposes of this Agreement at such time as the Fund elects, or is otherwise required, to begin compliance with Rule 18f-4) (including, without limitation, Preferred Shares) ranking on a parity with RVMTP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Fund, in addition to then Outstanding Series of RVMTP Shares, including additional Series of RVMTP Shares, and authorize, issue and sell additional shares of any such series of a class of senior securities (including Preferred Shares) then outstanding or so established and created including additional Series of RVMTP Shares, in each case in accordance with applicable law, provided that the Fund shall, immediately after giving effect to the issuance of such senior securities representing stock and to its receipt and application of the proceeds thereof, including to the redemption of senior securities representing stock with such proceeds, have 1940 Act Asset Coverage of at least the Minimum Asset Coverage Level (calculated in the same manner as is contemplated by Section 2.4(b)) and the required Effective Leverage Ratio provided for in Section 2.4(c) (calculated in the same manner as is contemplated by Section 2.4(d)).

2.10.        Status of Redeemed or Repurchased RVMTP Shares. RVMTP Shares that at any time have been redeemed, exchanged or purchased by the Fund shall, after such redemption or purchase, have the status of authorized but unissued Preferred Shares.

2.11.        Distributions with respect to Taxable Allocations. Whenever a Taxable Allocation is to be made by the Fund with respect to the RVMTP Shares of a Series with respect to any Dividend Period and neither the Increased Rate nor the Maximum Rate is in effect during such Dividend Period, clause (a), clause (b) or clause (c) of this Section 2.11, as applicable, shall govern:

(a)                   Whenever the Fund intends or expects to include a Taxable Allocation in any dividend on a Series of RVMTP Shares, the Fund shall, subject to Section 2.11(b), (i) in addition to and in conjunction with the payment of such dividend, pay out of funds legally available therefor in accordance with applicable law, the Additional Amount Payment, payable in respect of the Taxable Allocation that was included as part of such dividend and (ii) during any Allocation Notification Period (defined below), notify the Tender and Paying Agent of the fact that a Taxable Allocation will be so included not later than thirty (30) calendar days preceding the earliest date on which a dividend is declared with respect to which the Taxable Allocation will relate (as provided in Section 2.11(d)). Whenever such advance notice (a “Notice of Taxable Allocation”) is received from the Fund, the Tender and Paying Agent will, in turn, provide notice thereof to each Holder and to each Designated Owner or its Agent Member in either case that has been identified in writing to the Tender and Paying Agent. For purposes of the foregoing, an “Allocation Notification Period” shall begin with respect to a Series of RVMTP Shares when the Fund receives a written notice from JPMorgan Chase Bank, N.A., as the Purchaser of such Series of RVMTP Shares, that the Purchaser has transferred such Series of RVMTP Shares to a tender option bond trust (or similar vehicle or arrangement) and shall end when the  Fund receives a written notice from the Purchaser that such tender option bond trust (or similar vehicle or arrangement) has terminated.

(b)                   If the Fund determines that a Taxable Allocation must be included in a dividend on a Series of RVMTP Shares but it is not practicable to pay any required Additional Amount Payments concurrently with such dividend pursuant to Section 2.11(a), then the Fund shall pay such Additional Amount Payment as soon as reasonably practicable and without reference to any regular Dividend Payment Date. Similarly, during any Allocation Notification Period, if the Fund determines that a Taxable Allocation must be included in a dividend on a Series of RVMTP Shares but it is not practicable to comply with the requirements for prior notice in Section 2.11(a), then the Fund shall provide notice thereof to the Tender and Paying Agent as soon as practicable, but in any event prior to the end of the calendar year in which such dividend is paid. Whenever such notice is received from the Fund, the Tender and Paying Agent will, in turn, provide notice thereof to each Holder and each Designated Owner or its Agent Member that has been identified in writing to the Tender and Paying Agent. For the avoidance of doubt, this Section 2.11(b) is not intended to excuse the Fund’s obligations under Section 2.11(a), but rather to provide a mechanism for paying applicable Additional Amount Payments and providing notice thereof under circumstances in which the Fund may not become aware of the need to report a dividend as other than as wholly an exempt-interest dividend until it is not practicable to comply fully with Section 2.11(a). Moreover, the Fund shall not be considered to have failed to comply with the notice provisions of Section 2.11(a)(ii) to the extent that (i) the Fund’s determination of whether a Taxable Allocation will be required cannot be made prior to the date on which notice would otherwise be required, (ii) such Taxable Allocation cannot be made with respect to a later dividend because the current dividend is the last with respect to the Fund’s taxable year, and (iii) the Fund timely complies with its obligations for notice under this Section 2.11(b) with respect to such events and Taxable Allocation.

(c)                   If in connection with a redemption of a Series of RVMTP Shares, the Fund makes a Taxable Allocation without having either given advance notice thereof pursuant to Section 2.11(a) or made one or more supplemental distributions pursuant to Section 2.11(b), the Fund shall direct the Tender and Paying Agent to send an Additional Amount Payment in respect of such Taxable Allocation to each Designated Owner of such shares at such Person’s address as the same appears or last appeared on the record books of the Fund. For such purpose, the Fund and the Tender and Paying Agent may rely on the address most recently provided by the Designated Owner in accordance with the Purchase Agreement (including any transferee certificate delivered in accordance therewith).

If the Fund determines that a Taxable Allocation will be made with respect to a dividend to be paid with respect to a Series of RVMTP Shares on a date specified in Section 2.2(f) and notice of such Taxable Allocation is required pursuant to Section 2.11(a)(ii) or Section 2.11(b), to the extent possible the Fund will cause such Taxable Allocation to relate to the last day on which dividends are declared that will be paid on such specified date (and, if the amount of the dividend declared on such last day is less than the Taxable Allocation, the immediately preceding day, with such process continuing to each preceding day in the applicable Dividend Period until the full amount of the Taxable Allocation is exhausted) so that, to the extent possible, the dividends declared on the earlier dates will be reported entirely as exempt-interest dividends and only the dividends declared with respect to such last day or preceding days will include a Taxable Allocation.

(d)                   Except as required by the Purchase Agreement, for so long as the applicable provisions of the Purchase Agreement shall be in effect, the Fund shall not be required to make an Additional Amount Payment with respect to a Series of RVMTP Shares with respect to any net capital gain or ordinary income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund. The Fund will promptly give notice to the Tender and Paying Agent of any such determination, with instructions to forward such notice to each Holder of affected Series of RVMTP Shares during the affected periods at such Holder’s address as the same appears or last appeared on the record books of the Fund.

2.12.        Term Redemption Liquidity Account and Liquidity Requirement for Term Redemption or Early Term Redemption.

(a)                   On or prior to the then current Liquidity Account Initial Date with respect to any Series of RVMTP Shares, the Fund shall segregate, or shall cause the Custodian to segregate, by means of appropriate identification on its books and records or otherwise in accordance with the Fund’s normal procedures, from the other assets of the Fund (the “Term Redemption Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series. The “Term Redemption Amount” for any Series of RVMTP Shares shall be equal to the Redemption Price to be paid on the Term Redemption Date (or, if applicable, the Early Term Redemption Price to be paid on the Early Term Redemption Date) for such Series, based on the number of shares of such Series then Outstanding, assuming for this purpose that the Dividend Rate for such Series in effect at the time of the creation of the Term Redemption Liquidity Account for such Series will be the Dividend Rate in effect for such Series until the Term Redemption Date (or, if applicable, the Early Term Redemption Date) for such Series. Notwithstanding the foregoing, if all RVMTP Shares in such Series have been affirmatively retained pursuant to Section 2.5(a)(iv) and/or remarketed pursuant to

Section 2.5(b) before the Early Term Redemption Date, the requirement of the Fund to maintain the Term Redemption Amount as contemplated by this Section 2.12(a) shall lapse and be of no further force and effect with respect to such Early Term Redemption Date. If, on any date after the  then current Liquidity Account Initial Date, the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for a Series of RVMTP Shares as of the close of business on any Business Day is less than one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series, then the Fund shall take all such necessary actions, including segregating additional assets of the Fund as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for such Series is at least equal to one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series not later than the close of business on the next succeeding Business Day. With respect to assets of the Fund segregated  as Liquidity Account Investments with respect to a Series of RVMTP Shares, the Adviser, on behalf of the Fund, shall be entitled on any date to release any Liquidity Account Investments from such segregation and to substitute therefor other Liquidity Account Investments, so long as (i) the assets of the Fund segregated as Liquidity Account Investments at the close of business on such date have a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series and (ii) the assets of the Fund designated and segregated as Deposit Securities at the close of business on such date have a Market Value equal to at least the Liquidity Requirement (if any) determined in accordance with Section 2.12(b) below with respect to such Series for such date. The Fund shall not permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Term Redemption Liquidity Account for any Series of RVMTP Shares, other than liens, security interests or encumbrances arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.

(b)                   The Market Value of the Deposit Securities held in the Term Redemption Liquidity Account for a Series of RVMTP Shares, from and after the 15th day of the calendar month (or if such day is not a Business Day, the next succeeding Business Day) that is the number of months preceding the calendar month in which the Term Redemption Date (or, if applicable, the Early Term Redemption Date) for such Series occurs, in each such case as specified in the table set forth below, shall not be less than the percentage of the Term Redemption Amount for such Series set forth below opposite such number of months (the “Liquidity Requirement”), but in all cases subject to the provisions of Section 2.12(c) below:

Number of Months Preceding Month of Term Redemption Date (or, Early Term Redemption Date, as applicable):	Market Value of Deposit Securities as Percentage of Term Redemption Amount
5	20%
4	40%
3	60%
2	80%
1	100%

(c)                   If the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for a Series of RVMTP Shares as of the close of business on any Business Day is less than the Liquidity Requirement in respect of such Series for such Business Day, then the Fund shall cause the segregation of additional or substitute Deposit Securities in respect of the Term Redemption Liquidity Account for such Series, so that the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for such Series is at least equal to the Liquidity Requirement for such Series not later than the close of business on the next succeeding Business Day.

(d)                   The Deposit Securities included in the Term Redemption Liquidity Account for a Series of RVMTP Shares may be applied by the Fund, in its discretion, towards payment of the Term Redemption Price (or, the Early Term Redemption Price, as applicable) for such Series as contemplated by Section 2.6(e). Upon the deposit by the Fund with the Tender and Paying Agent of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the RVMTP Shares of a Series on the Term Redemption Date (or, the Early Term Redemption Date, as applicable) for such Series in accordance with Section 2.6(e)(ii), the requirement of the Fund to maintain the Term Redemption Liquidity Account as contemplated by this Section 2.12 shall lapse and be of no further force and effect. Upon any extension of the Term Redemption  Date (or, the Early Term Redemption Date, as applicable) for a Series of RVMTP Shares pursuant to Section 2.6(a), the then-current Liquidity Account Initial Date for such Series shall be extended as provided in the Appendix relating to such Series, and the requirement of the Fund to maintain the Term Redemption Liquidity Account with respect to such Series in connection with such Liquidity Account Initial Date shall lapse and shall thereafter apply in respect of the Liquidity Account Initial Date for such Series as so extended.

2.13.        Global Certificate. All RVMTP Shares of any Series Outstanding from time to time shall be represented by one or more global certificates for such Series registered in the name of the Securities Depository or its nominee and no registration of transfer of shares of such Series of RVMTP Shares shall be made on the books of the Fund to any Person other than the Securities Depository or its nominee or transferee. The foregoing restriction on registration  of transfer shall be conspicuously noted on the face or back of the global certificates. Such  global certificates will be deposited with, or on behalf of, The Depository Trust Company and registered in the name of Cede & Co., its nominee. Beneficial interests in the global certificates will be held only through The Depository Trust Company and any of its participants.

2.14.        Notice. All notices or communications hereunder, unless otherwise specified in this Statement, shall be sufficiently given if in writing and delivered in person, by telecopier, by Electronic Means or by overnight delivery. Notices delivered pursuant to this Section 2.14 shall be deemed given on the date received.

2.15.        Termination. In the event that no RVMTP Shares of a Series are Outstanding subject to this Statement, all rights and preferences of the RVMTP Shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Fund under this Statement with respect to such Series shall terminate.

2.16.        Appendices. The designation of each Series of RVMTP Shares subject to this Statement shall be set forth in an Appendix to this Statement. The Board of Trustees may,  by resolution duly adopted, without shareholder approval (except as otherwise provided by this Statement or required by applicable law) (1) amend the Appendix to this Statement relating to a Series so as to reflect any amendments to the terms applicable to such Series including an increase in the number of authorized shares of such Series and (2) add additional Series of RVMTP Shares by including a new Appendix to this Statement relating to such Series.

2.17.        Actions on Other than Business Days.  Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in this Statement, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

2.18.        Modification. To the extent permitted by Section 2.7(c) and subject to any applicable restrictions contained in any applicable Purchase Agreement, the Board of Trustees, without the vote of the Holders of RVMTP Shares or any other outstanding shares issued by the Fund, may interpret, supplement or amend the provisions of this Statement or any Appendix hereto to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Shares of the Fund and, in addition to the amendments permitted by Sections 2.6(h) and 2.7(c) hereof, may amend this Statement with respect to any Series of RVMTP Shares prior to the issuance of RVMTP Shares of such Series.

2.19.        Transfers.

(a)                                                 A Designated Owner or Holder of any RVMTP Shares of any Series may sell, transfer or otherwise dispose of RVMTP Shares only in whole shares and only to Persons that are both:

(1)      (i) “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision that are registered closed-end management investment companies, the common shares of which are traded on a national securities exchange (“Closed-End Funds”), banks or entities that are 100% direct or indirect subsidiaries of banks’ publicly traded holding companies (collectively, “Banks”), insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly-owned subsidiaries), separately managed accounts managed by registered investment advisers or registered open-end management investment companies, (ii) tender option bond trusts (or similar vehicles or arrangements) in which all investors are Persons that the Holders of RVMTP Shares reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) that are Closed-End Funds, Banks, insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly-owned subsidiaries), separately managed accounts managed by registered investment advisers or registered open-end management investment companies, in each case with respect to clauses (i) and (ii), in accordance with Rule 144A under the Securities Act or pursuant to another available exemption from registration under the Securities Act, in a manner not involving a public offering within the meaning of Section 4(a)(2) of the Securities Act, or

(iii)  other investors with the prior written consent of the Fund; and

(2)      Persons that are either (i) not a MFS Person or (ii) a MFS Person, provided that (x) such MFS Person would, after such sale and transfer, own not more than 20% of the Outstanding Series of RVMTP Shares, or (y) the prior written consent of the Fund and at least a majority of the RVMTP Shares of the relevant Series has been obtained.

Any transfer in violation of the foregoing restrictions shall be void ab initio. The restrictions on transfer contained in this Section 2.19(a) shall not apply to any RVMTP Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such RVMTP Shares.

(b)                                                 If at any time the Fund is not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Fund shall furnish, or cause to be furnished, to holders of RVMTP Shares and prospective purchasers of RVMTP Shares, upon request, information with respect to the Fund satisfying the requirements of subsection (d)(4) of Rule 144A.

2.20.        No Additional Rights. Unless otherwise required by law or the Declaration, the Holders of RVMTP Shares shall not have any relative rights or preferences or other special rights with respect to such RVMTP Shares other than those specifically set forth in this Statement; provided, however, that nothing in this Statement shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of RVMTP Shares of any Series with regard to any special rights of such Holder or Designated Owner with respect to its investment in the Fund.

Treatment of RVMTP Shares as Equity. The Fund shall and each Holder and Designated Owner, by virtue of acquiring RVMTP Shares, is deemed to have agreed for U.S. federal income tax purposes to treat the RVMTP Shares as equity of the Fund and to not take any contrary position in any tax return or tax proceeding.

[Signature Page Begins on the Following Page]

59

IN WITNESS WHEREOF, MFS Municipal Income Trust has caused this Statement to be signed on July 20, 2021 in its name and on its behalf by a duly authorized officer. The Declaration is on file with the Secretary of The Commonwealth of Massachusetts, and the said officer of the Fund has executed this Statement as an officer and not individually, and the obligations and rights of the Fund set forth in this Statement are not binding upon any such officer, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

MFS MUNICIPAL INCOME TRUST

By:    /s/ James O. Yost

Name: James O. Yost

                                                                                                  Title: Treasurer

[Signature Page to Statement of RVMTP Shares]

APPENDIX A

MFS MUNICIPAL INCOME TRUST

REMARKETABLE VARIABLE RATE MUNIFUND TERM PREFERRED SHARES, SERIES 2051

Preliminary Statement and Incorporation By Reference

This Appendix establishes a Series of Remarketable Variable Rate MuniFund Term Preferred Shares of MFS Municipal Income Trust. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Remarketable Variable Rate MuniFund Term Preferred Shares in that “Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares” effective as of July 20, 2021 (the “RVMTP Statement”). This Appendix has been adopted by resolution of the Board of Trustees of MFS Municipal Income Trust and is effective as of July 20, 2021. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the RVMTP Statement.

Section 1.        Designation as to Series.

Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051: A series of 1,138 Preferred Shares classified as Remarketable Variable Rate MuniFund Term Preferred Shares is hereby designated as the “Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051” (the “Series 2051 RVMTP Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration, the By-Laws and the RVMTP Statement (except as the RVMTP Statement may be expressly modified by this Appendix), as are set forth in this Appendix A. The Series 2051 RVMTP Shares shall constitute a separate series of Preferred Shares and of the Remarketable Variable Rate MuniFund Term Preferred Shares and each Series 2051 RVMTP Share shall be identical. The following terms and conditions shall apply solely to the Series 2051 RVMTP Shares:

Section 2.        Number of Authorized Shares of Series. The number of authorized shares is 1,138.

Section 3.        Date of Original Issue with respect to Series. The Date of Original Issue is July 20, 2021.

Section 4.        Liquidation Preference Applicable to Series. The Liquidation Preference is $100,000 per share.

Series.

Section 5.        Term Redemption Date and Early Term Redemption Date Applicable to

The  “Term  Redemption  Date”  is  July  20,  2051,  subject  to  extension  pursuant  to

Section 2.6(a)(ii) of the RVMTP Statement.

An “Early Term Redemption Date” means (i) every forty-two (42) month anniversary of the Date of Original Issue except for the Term Redemption Date (for the avoidance of doubt, such date to occur once every forty-two (42) months) and (ii) each Mandatory Tender Date as described in Section 2.5(a)(iii)(C); provided that an Early Term Redemption Date shall be deemed not to have occurred with respect to any RVMTP Shares for which an election to retain is made pursuant to Section 2.5(a)(iv) of the RVMTP Statement relating to such Mandatory Tender Event.

Section 6.        Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are the first Business Day of the month next following each Dividend Period, subject to the definition of “Dividend Period” set forth in Section 9 below, as applicable.

Section 7.        Liquidity Account Initial Date Applicable to Series.

The “Liquidity Account Initial Date” is (i) with respect to the Term Redemption Date, the date that is six (6) months prior to the Term Redemption Date or, if applicable, the date that is six (6) months prior to the then current Term Redemption Date as  extended  pursuant  to  Section 2.6(a)(ii) of the RVMTP Statement or, if such date is not a Business Day, the next succeeding Business Day and (ii) with respect to the Early Term Redemption Date, the date that is six (6) months prior to the Early Term Redemption Date or, if such date is not a Business Day, the next succeeding Business Day.

Section 8.        Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the RVMTP Statement are hereby amended as follows:

Not applicable.

Section 9.        Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Applicable Spread” means, with respect to any Rate Period for the Series 2051 RVMTP Shares, the percentage per annum equal to the sum of (i) the percentage per annum set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period plus (ii) the Supplemental Spread plus (iii) the Spread Adjustment:

Long-Term Ratings*

Moody’s                                                Applicable Spread** for:

	Initial Spread Period	Subsequent Spread Period***
Aaa to A2	0.95%	1.00%
A3	1.45%	1.50%
Baa1	1.70%	1.75%
Baa2	2.45%	2.50%
Baa3	2.95%	3.00%
Non-investment Grade	3.45%	3.50%

*And/or the equivalent long-term ratings of any other Rating Agency then rating the RVMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the RVMTP Shares, unless the lowest applicable credit rating is below A3 (in the case of Moody’s) or A- (in the case of S&P) or, in which case, the lowest rating shall be used.

**Unless an Increased Rate Period is in effect and is continuing, in which case the Increased Rate shall be the Index Rate for such Increased Rate Period plus 2.00% plus the Applicable Spread.

***For the Subsequent Spread Period, the Applicable Spread will be as specified below, unless all parties agree in writing to maintain the Applicable Spread for the Initial Spread Period, until the Rate Period Termination Date.

“Spread Adjustment” means, (i) for the period from the Closing Date to and including the Rate Period Termination Date, 0% and (ii) for the period after the Rate Period Termination Date, 2.00%.

“Initial Spread Period” means the period from and including the Date of Original Issue to but excluding the date twenty-four (24) months after the Date of Original Issue.

“Subsequent Spread Period” means the period from and including the day subsequent to the Initial Spread Period to but excluding the Rate Period Termination Date.

“Supplemental Spread” means to the extent MFS Investment Management is no longer the Adviser (including as a result of any resignation, removal, termination, or assignment (including by way of a change of control)) and the prior written consent of the Holders of a majority of the Series 2051 RVMTP Shares has not been obtained, 1.00%.

“Rate Period Termination Date” means the date that is six (6) months prior to the then current Early Term Redemption Date.

“Lock-Out Date” means the second anniversary of the Closing Date. “Closing Date” means July 20, 2021.

“Dividend Period” means, with respect to the Series 2051 RVMTP Shares, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Series and ending on and including August 31, 2021 and for each subsequent Dividend Period, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month; provided, however, in connection with any voluntary exchange by the Holders thereof of Series 2051 RVMTP Shares for any new series of Remarketable Variable Rate MuniFund Term Preferred Shares or any other securities of the Fund, the Board of Trustees may declare that a Dividend Period shall begin on and include the first calendar day of the month in which such exchange will occur and shall end on but not include the date of such exchange, and in such case, the Dividend Payment Date for such dividend shall be the date of such exchange and provided further that, in connection with any reorganization or merger involving the Fund, the Board of Trustees may establish a Dividend Period of less than a month, in which case the Dividend Payment Date for such dividend shall be the first Business Day following the end of such Dividend Period.

“Increased Rate” means, with respect to any Increased Rate Period for the Series 2051 RVMTP Shares, the Index Rate for such Increased Rate Period plus 2.00% plus the Applicable Spread.

“Index Rate” means, with respect to any Rate Period for the Series 2051 RVMTP Shares

(i)  the SIFMA Municipal Swap Index made available by approximately 4:00 p.m., New York City time, as determined on the Rate Determination Date relating to such Rate Period or (ii) except as otherwise provided in the definition of “SIFMA Municipal Swap Index” if such index is not made so available on such date, the SIFMA Municipal Swap Index as determined on the previous Rate Determination Date; provided, however, if the SIFMA Municipal Swap Index is less than zero (0), the SIFMA Municipal Swap Index will be deemed to be zero (0) for purposes of the determination of “Index Rate.”

“Minimum Asset Coverage Level” means, with respect to the Series 2051 RVMTP Shares, 1940 Act Asset Coverage of at least 225%.

“Optional Redemption Premium” means with respect to each Series 2051 RVMTP Share to be redeemed an amount equal to:

(A)   if the Optional Redemption Date for such Series 2051 RVMTP Share occurs prior to the Lock-Out Date, the product of (i) the Applicable Spread for such RVMTP Share in effect on such Optional Redemption Date and (ii) the Liquidation Preference of such RVMTP Share and (iii) a fraction, the numerator of which is the number of calendar days from and including the date of redemption to and including the Lock-Out Date and the denominator of which is the actual number of calendar days from and including July 20, 2021 to and including the Lock-Out Date; or

(B)    if the Optional Redemption Date for such Series 2051 RVMTP Share either occurs on or after the Lock-Out Date, none.

Section 10. Amendments to Terms of RVMTP Shares Applicable to the Series.

The following provisions contained under the heading “Terms of the RVMTP Shares” in the RVMTP Statement are hereby amended as follows:

Not applicable.

[Signature page follows.]

A-5

IN WITNESS WHEREOF, MFS Municipal Income Trust has caused this Appendix to be signed on July 20, 2021 in its name and on its behalf by a duly authorized officer. The Declaration is on file with the Secretary of The Commonwealth of Massachusetts, and the said officer of the Fund has executed this Appendix as an officer and not individually, and the obligations and rights of the Fund set forth in this Appendix are not binding upon any such officer, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

MFS MUNICIPAL INCOME TRUST

By:    /s/ James O. Yost

Name: James O. Yost

                                                                                                  Title: Treasurer

[Signature Page to Appendix A to Statement of RVMTP Shares]